UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

4 Copley Place, 5th Floor, CPH-0326 Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2008, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Face
Amount		Value

AGENCY NOTES*,(1) — 66.5%

	Federal Farm Credit Bank — 5.9%
$10,000,000	0.00% due 8/22/08 (2),(3)	$9,987,633
2,500,000	3.30% due 10/3/08	2,503,592
1,000,000	2.33% due 10/6/08 (4)	999,983
1,425,000	5.10% due 10/7/08	1,431,632
10,000,000	0.00% due 11/17/08 (3)	9,923,500
2,590,000	5.00% due 12/29/08	2,614,287
3,500,000	2.07% due 1/14/09 (4)	3,499,825
2,000,000	5.01% due 1/22/09	2,021,070
1,000,000	5.95% due 3/16/09	1,019,705
6,000,000	2.591% due 7/1/09 (4)	6,002,966
		40,004,193
	Federal Home Loan Bank — 46.9%
2,000,000	2.589% due 8/15/08 (4)	2,000,148
5,000,000	4.885% due 8/20/08	5,006,917
10,000,000	2.538% due 8/21/08 (2),(4)	10,000,806
1,010,000	5.915% due 8/25/08	1,012,213
4,525,000	5.80% due 9/2/08	4,538,956
10,000,000	2.43% due 9/8/08 (4)	9,991,593
7,275,000	5.00% due 9/12/08 (2)	7,294,397
12,000,000	2.664% due 9/17/08 (4)	12,000,291
5,000,000	2.35% due 9/24/08	5,001,442
5,000,000	4.00% due 9/30/08	5,010,897
10,000,000	2.573% due 10/2/08 (4)	10,001,509
10,000,000	2.641% due 10/16/08 (4)	10,003,175
5,000,000	4.625% due 10/24/08	5,005,038
1,900,000	3.55% due 10/28/08	1,904,032
10,000,000	2.583% due 10/29/08 (4)	10,000,981
7,900,000	2.18% due 11/5/08	7,900,632
5,000,000	5.02% due 11/7/08	5,039,158
1,575,000	3.625% due 11/14/08	1,576,698
5,000,000	4.50% due 11/14/08	5,027,815
10,000,000	4.125% due 11/17/08	9,995,524
10,000,000	4.125% due 11/19/08	10,058,629
10,000,000	2.13% due 11/20/08 (4)	10,000,000
2,160,000	4.625% due 11/21/08	2,172,039
10,000,000	2.478% due 11/21/08 (2)	10,000,306
3,000,000	2.408% due 11/26/08 (4)	2,999,975
10,000,000	2.452% due 12/1/08 (4)	10,000,201
12,500,000	2.441% due 12/4/08 (4)	12,500,171
10,000,000	2.286% due 12/12/08 (4)	10,001,405
5,000,000	4.15% due 12/16/08	5,029,387
5,000,000	2.621% due 1/5/09 (4)	5,000,283

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

AGENCY NOTES*,(1) — (Continued)

	Federal Home Loan Bank — (Continued)
$15,385,000	4.125% due 1/7/09	$15,491,546
5,000,000	2.25% due 1/7/09	4,987,810
2,655,000	3.50% due 1/14/09	2,667,133
3,200,000	2.588% due 1/14/09 (4)	3,200,158
5,000,000	5.25% due 1/16/09 (2)	5,056,891
5,000,000	2.50% due 1/22/09	5,003,175
10,000,000	2.629% due 1/23/09 (4)	10,003,487
5,000,000	5.125% due 2/2/09	5,066,086
2,000,000	5.545% due 2/17/09	2,032,839
5,000,000	2.75% due 2/20/09	5,000,000
5,000,000	4.035% due 3/2/09	5,044,764
5,000,000	2.83% due 3/3/09	5,000,000
4,000,000	2.80% due 3/17/09	3,996,710
10,000,000	2.32% due 4/8/09 (4)	10,000,000
15,000,000	2.30% due 4/16/09 (4)	15,000,000
2,500,000	2.519% due 5/18/09 (4)	2,500,000
10,000,000	2.485% due 5/20/09 (4)	10,004,486
		316,129,703
	Federal Home Loan Mortgage Corporation — 7.3%
7,570,000	4.50% due 8/4/08	7,569,921
5,000,000	4.625% due 8/22/08	5,006,733
5,000,000	5.00% due 9/16/08 (2)	5,015,742
1,000,000	4.30% due 9/24/08	1,002,304
5,000,000	4.75% due 10/17/08	5,001,351
3,000,000	4.00% due 12/30/08 (5)	3,017,904
9,750,000	5.25% due 1/12/09	9,856,861
2,500,000	3.875% due 1/12/09	2,513,479
10,000,000	2.368% due 4/7/09 (4)	10,000,682
		48,984,977
	Federal National Mortgage Association — 6.4%
5,000,000	4.05% due 8/4/08	5,000,593
10,000,000	3.25% due 8/15/08 (2)	9,996,369
5,000,000	4.50% due 8/15/08	5,000,491
1,250,000	4.75% due 8/25/08	1,249,739
2,000,000	3.75% due 9/15/08	2,003,502
2,000,000	4.90% due 11/3/08	2,012,373
14,000,000	3.875% due 11/17/08	14,027,700
2,352,000	5.00% due 1/23/09	2,379,829

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

AGENCY NOTES*,(1) — (Continued)

	Federal National Mortgage Association — (Continued)
$1,805,000	4.00% due 1/26/09	$1,818,086
		43,488,682
	TOTAL AGENCY NOTES
	(Cost $448,607,555)	448,607,555

MUNICIPAL BONDS* — 0.8%

5,000,000	Genesee County, Michigan, General Obligation Limited,
	4.00% due 10/1/08	5,005,985

REPURCHASE AGREEMENTS* — 32.5%

$58,906,000	With Merrill Lynch & Co., Inc., dated 7/31/08, 2.00%, principal and interest in the amount of $58,909,273, due 8/1/08, (collateralized by U.S. Treasury Bills with an aggregate par value of $60,311,000, coupon rate of 1.76%, due 10/16/08, market value of $60,084,120)	58,906,000
$30,000,000	With Paine Webber, Inc., dated 7/31/08, 1.98%, principal and interest in the amount of $30,001,650, due 8/1/08, (collateralized by U.S. Treasury Bills with an aggregate par value of $28,766,200, coupon rate of 6.00%, due 8/15/09, market value of $30,600,000)	30,000,000
$130,000,000	With RBS Greenwich, Inc., dated 7/31/08, 2.07%, principal and interest in the amount of $130,007,475, due 8/1/08, (collateralized by U.S. Treasury Bills with an aggregate par value of $130,533,000, coupon rate of 4.75%, due 12/31/08, market value of $132,600,000)	130,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost $218,906,000)	218,906,000

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 7.9%

53,439,226	State Street Navigator Securities Lending Prime Portfolio	53,439,226

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $53,439,226)	53,439,226

TOTAL INVESTMENTS
(Cost $725,958,766)(6)	107.7%	$725,958,766

LIABILITIES IN EXCESS OF OTHER ASSETS	(7.7)	(51,694,273)

NET ASSETS	100.0%	$674,264,493

*	Percentages indicated are based on net assets.
(1)	Rate represents annualized discount yield at date of purchase.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Zero Coupon Bond.
(4)	Floating Rate Bond. Rate shown is as of July 31, 2008.
(5)	Step Coupon Bond
(6)	Aggregate cost for federal tax purposes was $725,958,766.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — 98.0%

	Daily Variable/Floating Rate Notes — 52.5%
$16,400,000	Allegheny County, Pennsylvania, Higher Education Building Authority Revenue, Carnegie Mellon University (SPA: Bank of New York), 2.00% due 12/1/37	$16,400,000
3,145,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series B (LOC: Landesbank Hessen - Thuerigen), 2.07% due 2/1/31	3,145,000
2,135,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series D (SPA: Landesbank Hessen - Thuerigen), 2.70% due 2/1/31	2,135,000
5,600,000	California State Department of Water Resources, Power Supply Revenue, Series B-1 (LOC: Bank of New York), 1.90% due 5/1/22	5,600,000
7,200,000	California State Department of Water Resources, Power Supply Revenue, Series B-2 (LOC: BNP Paribas), 2.35% due 5/1/22	7,200,000
1,100,000	California State, Daily Kindergarten, Series A-2 (LOC: Citibank), 1.85% due 5/1/34	1,100,000
4,585,000	California State, Daily Kindergarten, Series A-4, (LOC: 75% Citibank & 25% California State Teachers Retirement), 2.07% due 5/1/34	4,585,000
7,800,000	California State, Economic Recovery, Series C-1, State Guaranteed (SPA: Landesbank Baden Wurttemberg), 2.10% due 7/1/23	7,800,000
3,290,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America), 1.87% due 7/1/23	3,290,000
1,100,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuerigen), 1.87% due 7/1/23(1)	1,100,000
5,500,000	California State, Economic Recovery, Series C-5, General Obligation Unlimited (SPA: Bank of America), 2.07% due 7/1/23	5,500,000
8,500,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 1.87% due 5/1/33	8,500,000
1,830,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 2.04% due 1/15/26	1,830,000
805,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 2.34% due 6/15/21	805,000
1,135,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America), 2.10% due 2/1/35	1,135,000
3,880,000	Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal Building Program A-8 (LOC: Bank of America.), 2.10% due 9/1/35	3,880,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$3,900,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 2.25% due 7/1/27	$3,900,000
3,800,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2, 1.60% due 7/1/36	3,800,000
5,335,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-2, 1.60% due 7/1/35	5,335,000
775,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 2.53% due 1/1/16	775,000
18,730,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 2.25% due 12/1/15	18,730,000
11,565,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project, 1.85% due 11/1/19	11,565,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC), 2.20% due 5/1/24	2,200,000
3,395,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America), 2.01% due 5/15/35	3,395,000
2,700,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America), 2.05% due 11/15/32	2,700,000
6,000,000	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Amoco Oil, 1.90% due 10/1/17	6,000,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue, Exxon Project :
1,700,000	2.03% due 6/1/20	1,700,000
965,000	2.03% due 10/1/24	965,000
4,900,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp., 2.03% due 3/1/24	4,900,000
4,045,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured), 2.59% due 7/1/35	4,045,000
1,600,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center, (FSA Insured), 2.40% due 7/1/30	1,600,000
1,700,000	Illinois Finance Authority Revenue, OSF Healthcare System-G, (LOC: Wachovia Bank), 2.59% due 11/15/24	1,700,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$900,000	Irvine Ranch, California, Water District Number 248, Series A (LOC: Landesbank Hessen-Thuerigen), 1.85% due 11/15/13	$900,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.), 1.85% due 1/1/21	800,000
23,500,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 2.07% due 8/1/16	23,500,000
5,605,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 2.07% due 6/1/15	5,605,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 2.40% due 9/2/26	100,000
5,980,000	Irvine, California, Improvement Board Act of 1915, Assessment District 07-22, Series A (LOC: KBC Bank NV), 2.00% due 9/2/32	5,980,000
3,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 2.18% due 6/1/23	3,000,000
5,200,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project, 2.03% due 10/1/24	5,200,000
14,795,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board, 2.17% due 9/1/20	14,795,000
15,910,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-2, Pooled Money Investment Board, 2.17% due 9/1/20	15,910,000
1,100,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase), 2.06% due 7/1/32	1,100,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 1.85% due 8/1/15	3,600,000
8,010,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES, 2.03% due 11/1/14(1)	8,010,000
2,175,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B, 2.03% due 11/1/14	2,175,000
3,800,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, 2.03% due 11/1/14	3,800,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$23,290,006	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 2.34% due 12/1/25	$23,290,006
5,175,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2, 2.12% due 11/1/35	5,175,000
4,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R, 1.60% due 11/1/49	4,200,000
1,295,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden - Wurhemberg), 2.40% due 8/1/17	1,295,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 2.05% due 12/1/30	2,300,000
6,900,000	Massachusetts State, Consumer Loans, Series B, General Obligation Unlimited (SPA: Bank of America), 2.55% due 3/1/26	6,900,000
2,325,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-2, (SPA: Citibank), 2.35% due 7/1/28	2,325,000
15,100,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas), 1.87% due 7/1/35	15,100,000
2,800,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: J.P. Morgan Chase), 2.85% due 3/1/40	2,800,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project, 1.90% due 7/15/32	2,150,000
1,100,000	Montgomery County, Maryland, General Obligation Unlimited, Bond Anticipation Note, Series A, (SPA: Dexia Credit Local de France), 2.40% due 6/1/26	1,100,000
15,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 2.01% due 5/1/21	15,700,000
18,000,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 2.01% due 12/1/14	18,000,000
1,200,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase), 2.50% due 6/1/31	1,200,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank), 2.00% due 1/15/18	15,995,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$900,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B, 2.10% due 7/1/21	$900,000
520,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series F, 1.88% due 7/1/23	520,000
800,000	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase), 2.04% due 8/15/21	800,000
15,225,000	New York City, Metropolitan Transportation Authority Revenue, Series G (LOC: BNP Paribas), 2.04% due 11/1/26	15,225,000
2,910,000	New York City, New York, General Obligations, Subseries A-10, (LOC: J.P. Morgan Chase), 2.04% due 8/1/16	2,910,000
2,200,000	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase), 2.00% due 8/1/18	2,200,000
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase) :
5,440,000	2.04% due 8/15/18	5,440,000
4,065,000	2.04% due 8/15/20	4,065,000
	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase) :
5,600,000	2.04% due 8/1/20	5,600,000
3,610,000	2.04% due 8/1/21	3,610,000
3,495,000	New York City, New York, General Obligations, Subseries H-2, (LOC: Dexia Credit Local de France), 2.00% due 1/1/36	3,495,000
11,050,000	New York City, New York, Municipal Finance Authority, Water & Sewer Systems Revenue, 2nd General Fiscal 2008-BB-5 (SPA: Bank of America), 1.95% due 6/15/33	11,050,000
13,965,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 2.14% due 6/15/35	13,965,000
5,010,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Dexia Credit Local de France), 2.14% due 6/15/33	5,010,000
3,400,000	New York City, New York, Transitional Finance Authority Revenue, Future Tax, Subseries C-4, (SPA: Landesbank Hessen-Thuerigen), 2.14% due 8/1/31	3,400,000
2,500,000	New York City, New York, Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen), 1.95% due 11/1/22	2,500,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$2,250,000	New York City, New York, Transitional Finance Authority, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg), 1.95% due 11/1/22	$2,250,000
3,100,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 2.00% due 7/1/19	3,100,000
1,000,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 2.06% due 10/1/13	1,000,000
5,000,000	Ohio State, Air Quality Development Authority Revenue, Pollution Control, (LOC: Barclays Bank PLC), 2.17% due 7/1/19	5,000,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Dexia Credit Local de France), 2.40% due 8/1/30	1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank), 2.34% due 7/1/16	6,000,000
3,450,000	Pennsylvania, State Turnpike Commission Revenue, Series Q, (SPA: Westdeutsche Landesbank Gironzentrale, Bayerische Landesbank, & Landesbank Baden Wurtemburg), 2.15% due 6/1/27	3,450,000
2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America), (FNMA Insured), 2.10% due 6/1/33	2,400,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 1.85% due 11/1/14	2,135,000
5,707,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase), 2.25% due 7/15/19	5,707,000
14,800,000	Uinta County, Wyoming, Pollution Control Revenue, Amoco Project, 1.90% due 7/1/26	14,800,000
775,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project, 2.27% due 4/1/10	775,000
6,400,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project, 2.05% due 8/15/20	6,400,000
1,700,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project, 1.70% due 10/1/24	1,700,000
20,165,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees’ Retirement System 25% & California State Teachers’ Retirement System 25%), 2.07% due 5/15/32	20,165,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Daily Variable/Floating Rate Notes — (Continued)
$5,380,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuerigen), 2.34% due 2/15/31	$5,380,000
1,300,000	University of North Florida Foundation Inc. Revenue, (LOC: Wachovia Bank), 2.60% due 5/1/28	1,300,000
500,000	Valdez City, Arkansas, Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B, 1.90% due 12/1/33	500,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project :
5,825,000	2.03% due 10/1/25	5,825,000
3,500,000	2.03% due 12/1/29	3,500,000
1,300,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank), 2.10% due 2/1/26	1,300,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank), 2.14% due 9/1/33	1,100,000

	Total Daily Variable/Floating Rate Notes
	(Cost $535,597,006)	535,597,006

	Weekly Variable/Floating Rate Notes — 45.5%
3,005,000	Alaska Housing Finance Corp. Revenue, (SPA: Dexia Credit Local de France), (FSA Insured), 2.40% due 12/1/24	3,005,000
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank), 2.25% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (FNMA Insured), 2.25% due 12/15/25	5,605,000
7,965,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (SPA: FNMA), 2.00% due 2/1/35	7,965,000
2,190,000	California Housing Finance Agency, Revenue Bonds, Multi Family Housing III, Series D, (SPA: FNMA), 2.00% due 8/1/22	2,190,000
1,100,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, ( SPA: Bank Of New York), 2.16% due 6/1/27	1,100,000
3,200,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America), 2.22% due 3/1/25	3,200,000
3,980,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America), 2.12% due 6/1/25	3,980,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$15,665,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 1.95% due 1/1/15	$15,665,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured), 2.40% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured), 2.40% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured), 2.40% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured), 2.40% due 1/1/21	2,335,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank.), 2.24% due 9/1/24	900,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank.), 2.24% due 12/1/33	800,000
5,426,000	Colorado Educational and Cultural Facilities Authority Revenue, Na ture Conservancy Project A, 2.15% due 7/1/27	5,426,000
4,100,000	Colorado Health Facilities Authority Revenue, Exempla Inc, Series B, (LOC: U.S. Bank), 2.25% due 1/1/33	4,100,000
8,185,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB), 2.20% due 4/1/20	8,185,000
1,750,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Landesbank Hessen-Thuerigen), 2.20% due 5/1/31	1,750,000
5,800,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Dexia Credit Local de France), 2.20% due 11/1/34	5,800,000
20,615,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.), 2.15% due 11/1/35	20,615,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB), 1.55% due 5/1/10	1,400,000
900,000	Concord, California, Multi Family Mortgage Revenue, Arcadian, (FNMA Insured), 2.40% due 7/15/18	900,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$5,505,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 1.80% due 5/15/14	$5,505,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 1.95% due 7/1/29	12,100,000
10,000,000	Connecticut State, General Obligation Unlimited, Series A-1, (SPA: Dexia Credit Local de France), 1.95% due 3/1/23	10,000,000
3,700,000	Dade County, FL, Industrial Development Authority Revenue, Dolphin’s Stadium Project, Series C (LOC: Societe Generale), 2.19% due 1/1/16	3,700,000
	Delaware Valley Regional Financial Authority, Local Government Revenue, Series A, (LOC: Bayerische Landesbank) :
1,600,000	2.10% due 12/1/18	1,600,000
1,000,000	2.10% due 12/1/20	1,000,000
2,750,000	Denton, Texas Independent School District, General Obligation Unlimited, Series 2005-A, (SPA: Bank of America), 2.23% due 8/1/35	2,750,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank.), 2.20% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank.), (FSA Insured), 2.89% due 12/1/28	6,900,000
3,150,000	Englewood, Colorado, Multi Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured), 2.15% due 12/1/26	3,150,000
2,645,000	Forsyth County, North Carolina, General Obligations, Series B (SPA: Wachovia Bank.), 2.19% due 3/1/25	2,645,000
1,200,000	Fulco, Georgia, Hospital Authority Revenue, Anticipation Certifications, Shepherd Center Inc. Project, (LOC: Wachovia Bank), 2.17% due 9/1/17	1,200,000
900,000	Greensboro, North Carolina, Certificate Participation, Equipment Acquisition Project (SPA: Wachovia Bank), 2.17% due 6/1/09	900,000
1,912,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen), 2.17% due 9/1/31	1,912,000
1,300,000	Gwinnett County, Georgia, Water and Sewer Authority Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen), 2.17% due 8/1/25	1,300,000
1,640,000	Hennepin County, Minnesota, General Obligations, Series A, (SPA: State Street Bank & Trust Co.), 2.14% due 12/1/25	1,640,000
3,200,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One), 2.35% due 4/1/35	3,200,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$7,000,000	Illinois Finance Authority Revenue, OSF Healthcare System, Series E, (SPA: J.P. Morgan Chase), (FSA Insured), 2.50% due 11/15/37	$7,000,000
1,070,000	Indian River County, Florida, Revenue, St. Edwards School Project (LOC: Wachovia Bank), 2.17% due 7/1/27	1,070,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank), 2.19% due 6/1/33	1,355,000
659,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 2.00% due 7/1/28	659,000
3,000,000	Los Angeles, California, Community Redevelopment Agency Certificate Participation, Baldwin Hills Public & Park, (LOC: Wells Fargo Bank), 2.05% due 12/1/14	3,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi Family Housing Revenue, MET Apartments, (FNMA Insured), 2.00% due 12/15/24	6,160,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 2.10% due 7/1/10	114,936
16,600,000	Los Angeles, California, Unified School District, Certificate Participation, Belmont Learning Complex-A, 1.90% due 12/1/17	16,600,000
10,200,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.), 1.95% due 7/1/25	10,200,000
6,700,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series H, (LOC: State Street Bank & Trust Co.) 2.00% due 12/1/29	6,700,000
13,900,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 1.95% due 11/1/26	13,900,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I, 1.95% due 11/1/28	1,795,000
7,600,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen), 2.40% due 8/1/28	7,600,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America) :
1,100,000	2.19% due 2/1/11	1,100,000
1,000,000	2.19% due 2/1/17	1,000,000
1,100,000	2.19% due 2/1/19	1,100,000
1,100,000	2.19% due 2/1/20	1,100,000
1,500,000	Mecklenburg County, North Carolina, General Obligations Unlimited, Series B, (SPA: Wachovia Bank), 2.12% due 2/1/26	1,500,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$1,125,000	Mecklenburg County, North Carolina, General Obligations Unlimited, Series E, (SPA: Bank of America), 2.20% due 4/1/17	$1,125,000
5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank), 2.12% due 2/1/18	5,400,000
2,000,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2, 1.95% due 10/1/44	2,000,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank), 2.15% due 4/15/18	2,000,000
5,450,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 2.14% due 10/1/23	5,450,000
2,975,000	Minneapolis, Minnesota, Multi Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 2.19% due 12/1/27	2,975,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 2.14% due 11/1/29	6,430,000
1,625,000	Missouri State Health & Educational Facilities Authority Revenue, Assemblies of God College (LOC: Bank of America), 2.20% due 5/1/26	1,625,000
805,000	Modesto, California, Multi Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured), 2.05% due 5/15/31	805,000
3,510,000	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Presbytery Homes, Series A, (LOC: Wachovia Bank), 2.14% due 7/1/35	3,510,000
5,000,000	New York City, New York, City Housing Development Corp., Multi Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured), 2.00% due 2/15/35	5,000,000
5,100,000	New York City, New York, City Housing Development Corp., Multi Family Rental Housing Revenue, Carnegie Park, Series A, 2.40% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 2.11% due 11/15/28	7,600,000
4,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Dexia Credit Local de France), 2.05% due 11/1/22	4,200,000
13,315,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Dexia Credit Local de France), 2.05% due 11/1/22	13,315,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured), 2.10% due 11/15/36	$6,300,000
9,500,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 2.40% due 4/1/23	9,500,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A, 1.95% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B, 1.95% due 12/1/21	4,380,000
4,420,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank), 2.25% due 6/1/30	4,420,000
5,000,000	North Carolina State, Refunding, Series B (SPA: Wachovia Bank), 2.10% due 6/1/19	5,000,000
10,700,000	Ohio State University General Receipts, 2.10% due 12/1/21	10,700,000
	Ohio State University General Receipts, Series B :
7,475,000	1.95% due 12/1/19	7,475,000
6,090,000	1.95% due 12/1/29	6,090,000
4,000,000	Palm Beach County, Florida, School Board Certificate Participation Series B, (SPA: Dexia Credit Local de France), 2.80% due 8/1/27	4,000,000
664,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 2.19% due 12/1/15	664,000
13,400,000	Seattle, Washington, Municipal Light & Power Revenue (LOC: J.P. Morgan Chase), 2.00% due 11/1/18	13,400,000
2,200,000	Seattle, Washington, Municipal Light & Power Revenue, (LOC: J.P. Morgan Chase), 2.12% due 6/1/21	2,200,000
9,500,000	Seattle, Washington, Municipal Light & Power Revenue, Series A, (LOC: J.P. Morgan Chase), 2.00% due 5/1/16	9,500,000
10,100,000	Seattle, Washington, Water Systems Revenue (LOC: Bayerische Landesbank), 2.00% due 9/1/25	10,100,000
3,625,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen), 2.25% due 5/1/32	3,625,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen), 2.25% due 11/1/31	6,675,000

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,(1) — (Continued)

	Weekly Variable/Floating Rate Notes — (Continued)
$1,000,000	State of North Carolina, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank), 2.16% due 6/1/19	$1,000,000
5,000,000	University of Michigan, Revenue Bonds, Series B, 2.40% due 4/1/28	5,000,000
1,050,000	Washington State Health Care Facilities Authority Revenue, Empire Health Services, (LOC: U.S. Bank), 2.35% due 11/1/23	1,050,000
5,215,000	Washington State Health Care Facilities Authority Revenue, Multi Care Health Systems, Series C, (SPA: U.S. Bank), (FSA insured), 2.35% due 8/15/41	5,215,000
19,600,000	Washington State, (SPA: Landesbank Hessen-Thuerigen), 1.95% due 6/1/20	19,600,000
3,030,000	Westminster City, Colorado, Multi Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured), 2.15% due 12/1/23	3,030,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 2.24% due 11/1/25	1,250,000
5,945,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank), 2.35% due 12/1/35	5,945,000
3,165,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B, 2.35% due 12/1/33	3,165,000

	Total Weekly Variable/Floating Rate Notes
	(Cost $463,575,936)	463,575,936

	TOTAL VARIABLE/FLOATING RATE NOTES
	(Cost $999,172,942)	999,172,942

FIXED RATE NOTES* — 1.0%

10,000,000	Texas State Tax & Revenue Anticipation Notes, 4.50% due 8/28/08	10,006,047

TOTAL INVESTMENTS
(Cost $1,009,178,989)(2)	99.0%	$1,009,178,989

OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	10,053,855

NET ASSETS	100.0%	$1,019,232,844

*	Percentages indicated are based on net assets.
(1)	Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See Notes to Schedule of Portfolio Investments.

(2) Aggregate cost for federal tax purposes was $1,009,178,989.
Abbreviations:
ACES	—	Adjustable Convertible Extendable Securities
DATES	—	Daily Adjustable Tax-Exempt Securities
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
LOC	—	Letter of Credit
SPA	—	Stand-By Purchase Agreement
UPDATES	—	Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 6.0%

	Federal Home Loan Bank — 6.0%
$1,000,000	4.375% due 3/17/10(1)	$1,020,928
2,500,000	5.00% due 9/18/09	2,556,655
10,000,000	4.25% due 11/20/09(1)	10,158,800
		13,736,383
	TOTAL AGENCY NOTES
	(Cost $13,699,765)	13,736,383

MORTGAGE-BACKED SECURITIES*,(2) — 34.2%

	Federal Home Loan Mortgage Corporation — 10.6%
2,520	# G10753, 6.50% due 9/1/09	2,536
5,958	# G00807, 9.50% due 3/1/21	6,145
4,034,101	# G12342, 5.50% due 8/1/21	4,056,714
715,237	# J03649, 5.50% due 10/1/21	717,681
1,222,043	# J03604, 5.50% due 10/1/21	1,226,220
2,073,836	# G12442, 6.00% due 11/1/21	2,117,555
2,576,251	# J03536, 5.50% due 11/1/21	2,585,056
1,466,630	# G18163, 5.50% due 1/1/22	1,471,643
125,639	# D78677, 8.00% due 3/1/27	135,723
50,508	# D84894, 8.00% due 12/1/27	54,569
1,310,727	# C00742, 6.50% due 4/1/29	1,359,197
624,113	# A57845, 7.00% due 2/1/37	653,610
3,879,921	# A68937, 6.00% due 11/1/37	3,904,050
2,675,933	# A68332, 5.50% due 11/1/37	2,618,624
3,646,662	# A70446, 5.00% due 12/1/37	3,463,227
		24,372,550
	Federal National Mortgage Association — 13.8%
10,575	# 313815, 6.50% due 1/1/11	10,615
74,514	# 535729, 6.50% due 2/1/16	77,471
68,019	# 535962, 6.50% due 5/1/16	70,750
42,584	# 595134, 6.50% due 7/1/16	44,294
268,395	# 596498, 6.00% due 7/1/16	275,147
38,415	# 608777, 6.50% due 10/1/16	39,957
553,963	# 625990, 5.50% due 12/1/16	561,569
68,713	# 643340, 6.50% due 3/1/17	71,451
134,236	# 555016, 6.50% due 10/1/17	139,626
1,222,571	# 686230, 5.50% due 2/1/18	1,235,919
1,327,972	# 254685, 5.00% due 4/1/18	1,318,760
1,280,986	# 740449, 5.50% due 9/1/18	1,294,972
1,003,674	# 768557, 5.50% due 2/1/19	1,014,632
358,597	# 255159, 5.50% due 3/1/19	362,512
11,311	# 313796, 9.50% due 2/1/21	12,456

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,(2) — (Continued)

	Federal National Mortgage Association — (Continued)
$8,696	# 125275, 7.00% due 3/1/24	$9,209
56,574	# 313795, 9.50% due 1/1/25	63,012
167,082	# 373328, 8.00% due 3/1/27	181,244
165,824	# 390895, 8.00% due 6/1/27	179,880
52,526	# 395715, 8.00% due 8/1/27	56,978
306,208	# 397602, 8.00% due 8/1/27	332,162
31,961	# 405845, 8.00% due 11/1/27	34,670
9,378	# 499335, 6.50% due 8/1/29	9,722
34,000	# 252806, 7.50% due 10/1/29	36,628
2,057	# 523497, 7.50% due 11/1/29	2,217
12,492	# 588945, 7.00% due 6/1/31	13,168
431,350	# 607862, 7.00% due 9/1/31	454,683
104,073	# 624571, 7.00% due 3/1/32	109,715
62,477	# 656872, 6.50% due 8/1/32	64,612
113,934	# 687575, 7.00% due 2/1/33	120,013
3,430,869	# 789856, 6.00% due 8/1/34	3,459,710
903,311	# 820811, 6.00% due 4/1/35	909,776
1,957,108	# 829202, 5.00% due 7/1/35	1,866,613
1,762,458	# 826586, 5.00% due 8/1/35	1,680,963
988,368	# 867021, 7.00% due 3/1/36	1,034,358
691,261	# 256216, 7.00% due 4/1/36	723,426
4,552,094	# 898412, 5.00% due 10/1/36	4,333,072
1,405,583	# 910894, 5.00% due 2/1/37	1,335,898
1,626,991	# 912456, 6.50% due 3/1/37	1,672,919
2,950,947	# 939512, 5.00% due 6/1/37	2,804,647
3,914,796	# 959877, 5.00% due 11/1/37	3,720,711
		31,740,137
	Government National Mortgage Association — 9.8%
40,686	# 460389, 7.00% due 5/15/28	43,487
32,582	# 464049, 7.00% due 7/15/28	34,824
48,977	# 476259, 7.00% due 8/15/28	52,348
26,914	# 496632, 7.00% due 12/15/28	28,767
150,843	# 539971, 7.00% due 1/15/31	160,941
34,883	# 485264, 7.50% due 2/15/31	37,437
22,373	# 556417, 7.00% due 6/15/31	23,871
61,936	# 559304, 7.00% due 9/15/31	66,082
102,100	# 570289, 7.00% due 1/15/32	108,917
254,139	# 574687, 6.00% due 4/15/34	257,766
1,951,305	# 652486, 5.50% due 4/15/36	1,938,906
3,897,995	# 651859, 5.00% due 6/15/36	3,773,543
3,179,035	# 782150, 5.50% due 4/15/37	3,156,640
3,807,536	# 608508, 6.00% due 8/15/37	3,855,923

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,(2) — (Continued)

	Government National Mortgage Association — (Continued)
$787,490	# 662521, 6.00% due 8/15/37	$797,498
3,277,757	# 677545, 6.00% due 11/15/37	3,319,412
3,924,515	# 676291, 6.00% due 12/15/37	3,974,389
992,725	# 678831, 5.00% due 1/15/38	960,255
		22,591,006
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost $79,035,933)	78,703,693

COLLATERALIZED MORTGAGE OBLIGATIONS* — 0.2%

382,575	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A,
	6.50% due 9/25/26	291,727
187,852	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO)
	0.00% due 4/25/33	150,273
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $534,023)	442,000

CORPORATE NOTES* — 27.4%

7,000,000	General Electric Capital Corp.,
	5.875% due 2/15/12	7,212,149
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15	7,777,201
7,000,000	IBM Corp.,
	4.75% due 11/29/12	7,130,781
8,000,000	Johnson & Johnson,
	5.55% due 8/15/17(1)	8,357,776
8,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	7,609,788
5,000,000	PepsiCo, Inc.,
	5.00% due 6/1/18(1)	4,909,620
7,000,000	Procter & Gamble Co. (The),
	4.85% due 12/15/15	7,098,035
7,000,000	United Technologies Corp.,
	4.875% due 5/1/15	6,976,753
6,000,000	Wal-Mart Stores, Inc.,
	4.55% due 5/1/13(1)	6,028,194
	TOTAL CORPORATE NOTES
	(Cost $63,164,033)	63,100,297

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

US TREASURY NOTES/BONDS* — 30.5%
$3,500,000	U.S. Treasury Bond,
	8.75% due 5/15/20	$4,915,312
6,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21(1)	7,985,154
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	8,484,500
1,800,000	U.S. Treasury Bond,
	5.00% due 5/15/37(1)	1,912,360
9,433,440	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	9,784,251
4,414,241	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18(1)	4,399,413
12,000,000	U.S. Treasury Note,
	4.875% due 6/30/09(1)	12,280,308
10,000,000	U.S. Treasury Note,
	2.875% due 6/30/10(1)	10,072,660
3,500,000	U.S. Treasury Note,
	4.50% due 11/30/11(1)	3,674,181
4,300,000	U.S. Treasury Note,
	2.75% due 2/28/13(1)	4,217,023
2,250,000	U.S. Treasury Note,
	4.75% due 8/15/17(1)	2,387,637
	TOTAL US TREASURY NOTES/BONDS
	(Cost $69,314,198)	70,112,799

REPURCHASE AGREEMENTS* — 2.2%

$5,100,000	With Merrill Lynch & Co., Inc., dated 7/31/08, 2.00%, principal and interest in the amount of $5,100,283, due 8/1/08, (collateralized by U.S. Treasury Bill with an aggregate par value of $5,222,000, coupon rate of 0.00%, due 10/16/08, market value of $5,202,000)	5,100,000
$56,210	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $56,212, due 8/1/08, (collateralized by a FNR security with a par value of $60,641, coupon rate of 2.861%, due 8/25/36, market value of $59,406)	56,210

	TOTAL REPURCHASE AGREEMENTS
	(Cost $5,156,210)	5,156,210

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.5%

58,825,260	State Street Navigator Securities Lending Prime Portfolio	58,825,260

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL
	(Cost $58,825,260)	58,825,260

TOTAL INVESTMENTS
(Cost $289,729,422)(3)	126.0%	$290,076,642

LIABILITIES IN EXCESS OF OTHER ASSETS	(26.0)	(59,948,017)

NET ASSETS	100.0%	$230,128,625

See Notes to Schedule of Portfolio Investments.

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Represents current face amount at July 31, 2008.
(3)	Aggregate cost for federal tax purposes was $289,729,422.

Abbreviations:
FNR	— Federal National Mortgage Association REMIC
PO	— Principal Only
TIPS	— Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 2.5%
24,700	Lockheed Martin Corp.	$2,576,951

	Beverages — 3.7%
30,400	Diageo Plc - Sponsored ADR	2,139,552
26,660	PepsiCo, Inc.	1,774,490
		3,914,042
	Capital Markets — 1.7%
30,415	T Rowe Price Group, Inc.	1,820,338

	Commercial Banks — 2.6%
53,950	Bank of Hawaii Corp.	2,718,540

	Commercial Services & Supplies — 2.3%
25,395	Dun & Bradstreet Corp.	2,454,173

	Communications Equipment — 3.8%
120,265	Cisco Systems, Inc.(1),(2)	2,644,628
50,060	Nokia OYJ ADR	1,367,639
		4,012,267
	Computers & Peripherals — 5.5%
10,260	Apple Inc.(1)	1,630,827
45,859	Hewlett-Packard Co.	2,054,483
16,000	International Business Machines Corp.	2,047,680
		5,732,990
	Consumer Finance — 1.1%
32,100	American Express Co.	1,191,552

	Diversified Consumer Services — 2.0%
23,407	ITT Educational Services, Inc.(1)	2,073,392

	Diversified Financial Services — 2.0%
50,100	J.P. Morgan Chase & Co.	2,035,563

	Electric Utilities — 2.2%
47,200	Edison International	2,281,648

	Electronic Equipment & Instruments — 2.1%
46,100	Amphenol Corp. - Class A	2,197,587

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 6.1%
106,325	Patterson-UTI Energy, Inc.	$3,021,757
50,215	Unit Corp.(1)	3,392,023
		6,413,780
	Food Products — 5.0%
48,350	HJ Heinz Co.	2,435,873
51,900	Kellogg Co.	2,753,814
		5,189,687
	Health Care Equipment & Supplies — 3.3%
58,000	Varian Medical Systems, Inc.(1),(2)	3,480,000

	Health Care Providers & Services — 5.1%
43,255	Express Scripts, Inc.(1)	3,051,208
34,200	Laboratory Corp. of America Holdings(1),(2)	2,311,236
		5,362,444
	Household Products — 2.6%
36,550	Colgate-Palmolive Co.	2,714,568

	Industrial Conglomerates — 2.4%
53,675	McDermott International, Inc.(1)	2,558,687

	Insurance — 8.5%
50,780	ACE, Ltd.	2,574,546
32,908	Assurant, Inc.	1,978,429
38,100	Prudential Financial, Inc.	2,627,757
39,530	Travelers Cos., Inc. (The)	1,744,064
		8,924,796
	IT Services — 2.1%
53,275	Accenture, Ltd. - Class A	2,224,764

	Life Sciences Tools & Services — 2.9%
45,070	Waters Corp.(1)	3,062,056

	Machinery — 1.7%
25,000	Joy Global, Inc.	1,805,500

	Media — 2.8%
68,100	Omnicom Group, Inc.	2,907,189

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 2.5%
45,225	Nucor Corp.	$2,587,774

	Multi-Utilities — 1.2%
28,780	Dominion Resources, Inc.	1,271,500

	Oil, Gas & Consumable Fuels — 7.0%
15,885	Apache Corp.	1,781,821
28,000	Chevron Corp.	2,367,680
39,140	Exxon Mobil Corp.	3,148,030
		7,297,531
	Pharmaceuticals — 2.4%
36,720	Johnson & Johnson	2,514,218

	Road & Rail — 1.9%
39,850	Landstar System, Inc.	2,015,613

	Semiconductors & Semiconductor Equipment — 1.1%
35,000	Lam Research Corp.(1)	1,151,150

	Software — 3.5%
32,400	Autodesk, Inc.(1),(2)	1,033,236
122,570	Oracle Corp.(1)	2,638,932
		3,672,168
	Specialty Retail — 2.0%
60,535	TJX Cos., Inc. (The)	2,040,635

	Textiles, Apparel & Luxury Goods — 1.6%
28,205	Nike, Inc. - Class B	1,655,069

	Trading Companies & Distributors — 2.1%
24,750	WW Grainger, Inc.	2,215,373

	TOTAL COMMON STOCKS
	(Cost $94,417,274)	104,073,545

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.1%

$1,194,205	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $1,194,255, due 8/1/08, (collateralized by a FNR security with a par value of $1,246,162, coupon rate of 2.861%, due 8/25/36, market value of $1,220,787)	$1,194,205

	TOTAL REPURCHASE AGREEMENT
	(Cost $1,194,205)	1,194,205

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 5.7%

5,923,913	State Street Navigator Securities Lending Prime Portfolio	5,923,913

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $5,923,913)	5,923,913

TOTAL INVESTMENTS
(Cost $101,535,392)(3)	106.1%	$111,191,663

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.1)	(6,404,472)

NET ASSETS	100.0%	$104,787,191

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $101,535,392.

Abbreviations:
ADR	— American Depositary Receipt
FNR	— Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 2.8%
52,285	LMI Aerospace, Inc.(1),(2)	$965,704
41,219	Teledyne Technologies, Inc.(1),(2)	2,592,675
		3,558,379
	Apparel Retailers — 1.2%
47,742	Aeropostale, Inc.(1),(2)	1,539,679

	Banking — 5.9%
26,320	Bank of Hawaii Corp.	1,326,265
69,668	Central Pacific Financial Corp.	771,225
64,981	City Bank Lynnwood, WA.	616,670
15,605	City Holding Co.	694,110
103,713	Nara Bancorp, Inc.	1,086,912
40,064	Net 1 UEPS Technologies, Inc.(1),(2)	944,709
36,837	SVB Financial Group (1),(2)	2,121,443
		7,561,334
	Basic Industry — 2.8%
53,573	AptarGroup, Inc.	2,073,275
28,881	Silgan Holdings, Inc.	1,525,494
		3,598,769
	Beverages, Food & Tobacco — 1.2%
47,286	J & J Snack Foods Corp.	1,497,548

	Building Materials — 1.2%
32,953	Andersons (The), Inc.	1,497,714

	Chemicals — 4.3%
32,953	Cytec Industries, Inc.	1,781,439
80,085	Hercules, Inc.	1,605,704
55,356	Tupperware Brands Corp.	2,158,884
		5,546,027
	Commercial Services — 5.0%
20,150	Consolidated Graphics, Inc.(1),(2)	675,025
15,498	Huron Consulting Group, Inc.(1),(2)	808,376
72,071	Korn/Ferry International (1),(2)	1,261,242
55,485	Rent-A-Center, Inc.(1),(2)	1,176,282
42,279	Watson Wyatt & Co. Holdings	2,449,645
		6,370,570

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 5.9%
98,858	ADC Telecommunications, Inc.(1),(2)	$935,197
153,482	Arris Group, Inc.(1)	1,468,823
30,196	Comtech Telecommunications Corp.(1),(2)	1,483,529
91,898	Foundry Networks, Inc.(1)	1,602,701
107,300	Harmonic, Inc.(1)	835,867
52,781	InterDigital, Inc.(1),(2)	1,225,047
		7,551,164
	Computer Software & Processing — 2.2%
34,011	Brady Corp. - Class A	1,247,183
84,020	Kenexa Corp.(1),(2)	1,570,334
		2,817,517
	Computers & Information — 0.9%
77,150	NETGEAR, Inc.(1)	1,168,822

	Consumer Services — 1.6%
98,097	Jack In The Box, Inc.(1),(2)	2,116,933

	Electric Utilities — 2.3%
49,891	Black Hills Corp.	1,609,982
58,084	Westar Energy, Inc.	1,282,495
		2,892,477
	Electronics — 1.4%
27,174	Anixter International, Inc.(1)	1,848,647

	Entertainment & Leisure — 1.1%
50,376	WMS Industries, Inc.(1)	1,419,596

	Financial Services — 1.8%
96,003	Glimcher Realty Trust REIT	893,788
128,530	Medical Properties Trust, Inc. REIT	1,425,398
		2,319,186
	Health Care — 1.0%
45,552	Emergency Medical Services (1),(2)	1,230,815

	Health Care Providers — 9.5%
51,858	Amedisys, Inc.(1),(2)	3,325,135
42,149	MWI Veterinary Supply, Inc.(1),(2)	1,476,901
41,623	Pediatrix Medical Group, Inc.(1),(2)	2,024,959
60,778	Psychiatric Solutions, Inc.(1)	2,128,446
120,781	Sun Healthcare Group, Inc.(1)	1,725,960
50,677	VCA Antech, Inc.(1),(2)	1,476,728
		12,158,129

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Heavy Machinery — 1.1%
30,844	Woodward Governor Co.	$1,387,980

	Home Construction, Furnishings & Appliances — 0.8%
38,683	Fossil, Inc.(1),(2)	1,035,931

	Industrial — 3.4%
56,673	Gardner Denver, Inc.(1)	2,584,289
38,856	Middleby Corp. (The)(1)	1,818,461
		4,402,750
	Insurance — 4.1%
51,208	Max Capital Group, Ltd.	1,201,852
45,949	Platinum Underwriters Holdings, Ltd.	1,658,759
24,644	ProAssurance Corp.(1)	1,206,077
56,583	Selective Insurance Group	1,222,193
		5,288,881
	Medical Supplies — 1.2%
55,964	ICU Medical, Inc.(1),(2)	1,591,057

	Metals — 3.5%
24,681	Carpenter Technology Corp.	955,155
44,138	Commscope, Inc.(1),(2)	1,968,113
43,191	Crane Co.	1,533,281
		4,456,549
	Metals & Mining — 1.3%
46,616	Belden, Inc.	1,721,063

	Oil & Gas — 8.5%
50,165	Complete Production Services, Inc.(1),(2)	1,597,253
17,841	Dawson Geophysical Co.(1),(2)	1,170,905
80,106	Key Energy Services, Inc.(1)	1,286,502
41,560	Mariner Energy, Inc.(1),(2)	1,099,678
61,053	New Jersey Resources Corp.	2,081,297
12,368	Oil States International, Inc.(1)	678,756
22,203	Swift Energy Co.(1),(2)	1,128,356
64,099	Vectren Corp.	1,871,691
		10,914,438

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 1.9%
56,463	KV Pharmaceutical Co. - Class A(1),(2)	$1,156,927
71,029	Sciele Pharma, Inc.	1,324,691
		2,481,618
	Real Estate Investment Trusts — 2.1%
50,550	Entertainment Properties Trust	2,711,502

	Restaurants — 1.1%
54,536	Red Robin Gourmet Burgers, Inc.(1),(2)	1,354,129

	Retailers — 1.6%
39,689	Marvel Entertainment, Inc.(1),(2)	1,377,209
29,483	Perry Ellis International, Inc.(1)	641,255
		2,018,464
	Technology — 6.7%
73,747	Avocent Corp.(1),(2)	1,753,704
41,362	Digital River, Inc.(1),(2)	1,649,930
67,642	MICROS Systems, Inc.(1),(2)	2,142,898
42,665	MTS Systems Corp.	1,787,237
90,740	Semtech Corp.(1),(2)	1,322,082
		8,655,851
	Technology Systems/Semi Conductors — 1.3%
64,735	Diodes, Inc.(1),(2)	1,681,168

	Telecommunications — 1.8%
32,953	Atlantic Tele-Network, Inc.	1,008,032
56,570	j2 Global Communications, Inc.(1),(2)	1,355,983
		2,364,015
	Telephone Systems — 0.8%
158,201	Brightpoint, Inc.(1),(2)	1,090,005

	Textiles, Clothing & Fabrics — 2.6%
9,746	Deckers Outdoor Corp.(1),(2)	1,101,396
71,498	Interface, Inc. - Class A	847,251
37,558	Phillips-Van Heusen Corp.	1,329,553
		3,278,200

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Transportation — 3.5%
21,008	Excel Maritime Carriers, Ltd.	$778,556
23,268	Genco Shipping & Trading, Ltd.	1,586,412
22,420	Gulfmark Offshore, Inc.(1),(2)	1,125,036
23,631	Hornbeck Offshore Services, Inc.(1),(2)	1,053,470
		4,543,474

	TOTAL COMMON STOCKS
	(Cost $127,786,430)	127,670,381

REPURCHASE AGREEMENT* — 0.1%

$136,841	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $136,847, due 8/1/08, (collateralized by a FNR security with a par value of $142,505, coupon rate of 2.861%, due 8/25/36, market value of $139,603)	136,841

	TOTAL REPURCHASE AGREEMENT
	(Cost $136,841)	136,841

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 24.8%

31,907,042	State Street Navigator Securities Lending Prime Portfolio	31,907,042

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL
	(Cost $31,907,042)	31,907,042

TOTAL INVESTMENTS
(Cost $159,830,313)(3)	124.3%	$159,714,264

LIABILITIES IN EXCESS OF OTHER ASSETS	(24.3)	(31,215,907)

NET ASSETS	100.0%	$128,498,357

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $160,589,762.

Abbreviations:
FNR	— Federal National Mortgage Association REMIC
REIT	— Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.0%

	Aerospace & Defense — 3.4%
7,930	L-3 Communications Holdings, Inc.	$782,612
4,270	Lockheed Martin Corp.	445,489
		1,228,101
	Banking — 7.9%
12,055	Bank of Hawaii Corp.	607,452
23,620	Bank of New York Mellon Corp. (The)	838,510
24,513	BB&T Corp.	686,854
10,655	PNC Financial Services Group, Inc.	759,595
		2,892,411
	Beverages, Food & Tobacco — 9.4%
22,483	Archer-Daniels-Midland Co.	643,688
6,794	Bunge, Ltd.	672,062
12,945	General Mills, Inc.	833,529
16,180	HJ Heinz Co.	815,148
8,582	Molson Coors Brewing Co. - Class B	463,171
		3,427,598
	Commercial Services — 4.1%
25,060	KBR, Inc.	714,210
11,974	Ryder System, Inc.	789,805
		1,504,015
	Computer Software & Processing — 1.7%
22,645	NCR Corp.(1),(2)	608,245

	Consumer Services — 3.6%
13,055	Accenture, Ltd. - Class A	545,177
25,723	Disney (Walt) Co.	780,693
		1,325,870
	Electric Utilities — 9.3%
16,342	Dominion Resources, Inc.	721,990
38,017	Duke Energy Corp.	668,339
17,312	Edison International	836,862
30,900	Pepco Holdings, Inc.	770,646
8,735	Wisconsin Energy Corp.	394,123
		3,391,960
	Electronics — 2.0%
35,880	Integrated Device Technology, Inc.(1)	359,518
17,530	National Semiconductor Corp.	367,253
		726,771

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 2.6%
12,635	Ameriprise Financial, Inc.	$536,988
10,316	J.P. Morgan Chase & Co.	419,139
		956,127
	Food Retailers — 1.2%
16,035	Kroger Co. (The)	453,470

	Health Care Providers — 2.8%
17,150	Universal Health Services, Inc. - Class B	1,039,633

	Household Products — 2.5%
16,180	Snap-On, Inc.	910,772

	Insurance — 13.1%
18,282	ACE, Ltd.	926,898
21,514	Aetna, Inc.	882,289
19,390	American Financial Group, Inc.	561,728
21,030	Chubb Corp.	1,010,281
14,367	StanCorp Financial Group, Inc.	709,586
16,365	Travelers Cos., Inc. (The)	722,024
		4,812,806
	Medical Supplies — 2.0%
27,986	Teradyne, Inc.(1),(2)	262,229
7,685	Thermo Fisher Scientific, Inc.(1)	465,096
		727,325
	Oil & Gas — 9.6%
12,094	Anadarko Petroleum Corp.	700,364
10,993	Chevron Corp.	929,568
11,926	ConocoPhillips	973,400
31,384	Patterson-UTI Energy, Inc.	891,933
		3,495,265
	Pharmaceuticals — 10.6%
12,295	Herbalife, Ltd.	531,021
21,035	Invitrogen Corp.(1),(2)	932,902
6,550	Johnson & Johnson	448,478
17,637	McKesson Corp.	987,496
33,390	Omnicare, Inc.	983,002
		3,882,899

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 7.9%
27,182	CenturyTel, Inc.(2)	$1,010,898
21,682	Embarq Corp.	992,385
75,878	Windstream Corp.	904,466
		2,907,749
	Transportation — 3.3%
15,370	Overseas Shipholding Group, Inc.	1,210,387

	TOTAL COMMON STOCKS (Cost $35,380,163)	35,501,404

EXCHANGE-TRADED FUND* — 1.0%

5,275	iShares Russell 1000 Value Index Fund	360,335

	TOTAL EXCHANGE-TRADED FUND (Cost $352,872)	360,335

REPURCHASE AGREEMENT* — 1.9%

$704,027	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $704,056 due 8/1/08 (collateralized by a FNR security with a par value of $733,750 with a coupon rate of 2.861%, due 08/25/36, market value of $718,809)	704,027

	TOTAL REPURCHASE AGREEMENT (Cost $704,027)	704,027

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 7.5%

2,736,999	State Street Navigator Securities Lending Prime Portfolio	2,736,999

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,736,999)	2,736,999

TOTAL INVESTMENTS (Cost $39,174,061)(3)	107.4%	$39,302,765

LIABILITIES IN EXCESS OF OTHER ASSETS	(7.4)	(2,694,713)

NET ASSETS	100.0%	$36,608,052

*		Percentages indicated are based on net assets.
(1)		Non income-producing security.
(2)		Securities or partial securities on loan. See Note 1.
(3)		Aggregate cost for federal tax purposes was $39,544,726.

Abbreviations:
FNR	—	Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	United Kingdom — 17.5%
80,011	Anglo American PLC	$4,573,948
823,769	Aviva PLC	8,174,697
810,194	BP Amoco PLC	8,315,361
1,656,122	BT Group PLC	5,596,212
1,151,099	Cattles PLC	2,705,240
426,296	GlaxoSmithKline PLC	9,936,989
1,019,700	Marks & Spencer Group PLC	5,190,456
1,312,500	Michael Page International PLC	6,687,604
416,458	National Express Group PLC	8,009,187
709,100	Persimmon PLC(1)	4,027,234
2,050,000	Premier Foods PLC	3,507,982
649,479	Prudential PLC	6,955,146
959,600	Rexam PLC	7,183,626
1,472,946	Rolls-Royce Group PLC(2)	10,383,995
1,934,251	Royal Bank of Scotland Group PLC	8,025,284
4,035,400	Signet Group PLC	4,000,254
319,629	Travis Perkins PLC	3,617,341
2,128,820	Vodafone Group PLC	5,702,718
		112,593,274
	Japan — 17.2%
183,400	Astellas Pharma, Inc.	7,952,195
117,500	Daito Trust Construction Co., Ltd.	5,358,035
222,900	Hitachi Construction Machinery Co, Ltd.	5,890,839
169,000	Hoya Pentax HD Corp.	3,485,027
214,700	JFE Holdings, Inc.	10,435,092
1,280	KDDI Corp.	7,332,553
747,404	Kuraray Co., Ltd.	8,077,533
231,000	Mitsubishi Corp.	6,731,318
1,336,000	Mitsubishi Gas Chemical Co., Inc.	8,843,759
2,184	Nippon Telegraph and Telephone Corp.	11,096,026
184,600	Nitto Denko Corp.	5,284,984
137,000	Omron Corp.	2,404,367
631,000	Ricoh Company, Ltd.	10,246,831
189,400	Shin-Etsu Chemical Co, Ltd.	11,587,936
137,584	Toyota Motor Corp.	5,930,901
		110,657,396
	Germany — 12.8%
59,487	Allianz AG	10,087,038
171,893	BASF AG	10,880,440
162,936	Bayerische Motoren Werke AG	7,317,858
278,800	Commerzbank AG	8,964,986
117,472	Continental AG	13,203,315

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — (Continued)
374,894	Deutsche Lufthansa AG	$8,600,896
205,841	Hannover Rueckversicherung AG(1)	9,799,974
232,200	Heidelberger Druckmaschinen AG(1)	4,256,599
77,700	RWE AG	9,297,594
		82,408,700
	France — 11.0%
358,485	Axa(1)	10,536,406
122,196	BNP Paribas	12,046,363
59,167	Casino Guichard Perrachon	5,903,111
114,428	Compagnie de Saint-Gobain(1)	7,112,290
42,603	LaFarge SA, ADR(1)	5,795,912
132,333	Sanofi-Aventis(1)	9,288,944
79,262	Societe BIC SA(1)	4,035,180
109,732	Total SA	8,402,071
240,400	Valeo SA(1)	7,767,987
		70,888,264
	Netherlands — 5.4%
668,000	Aegon N.V.	7,809,519
102,179	Akzo Nobel N.V.	5,843,124
276,205	ING Groep N.V., Sponsored ADR(1)	9,006,868
435,630	Reed Elsevier N.V.(1)	7,215,884
136,268	TNT NV, ADR	4,728,499
		34,603,894
	Italy — 3.8%
247,833	ENI SPA	8,363,046
1,358,398	Mediaset SPA(1)	9,635,111
1,114,561	UniCredit SPA	6,640,338
		24,638,495
	Norway — 3.5%
373,665	Norsk Hydro ASA	4,671,411
303,273	StatoilHydro ASA(1)	9,824,099
529,700	Telenor ASA	7,971,017
		22,466,527
	Hong Kong — 3.3%
9,795,000	China Petroleum & Chemical Corp.	10,228,930
252,300	HSBC Holdings PLC(1)	4,151,844
710,700	Hutchison Whampoa, Ltd.	6,648,377
		21,029,151

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Ireland — 3.0%
384,409	Allied Irish Banks PLC	$4,720,627
728,200	Bank of Ireland	6,095,592
337,666	CRH PLC	8,807,989
		19,624,208
	Spain — 3.0%
545,677	Banco Santander SA	10,622,660
325,099	Telefonica SA	8,435,540
		19,058,200
	Denmark — 2.9%
437,000	H. Lundbeck AS(1)	11,081,194
541,991	Nordea AB	7,673,922
		18,755,116
	Brazil — 2.2%
93,584	Brasil Telecom Participacoes SA, Sponsored ADR	7,314,525
117,900	Petroleo Brasileiro SA, Sponsored ADR	6,591,789
		13,906,314
	Australia — 1.9%
180,000	Macquarie Group, Ltd.(1)	8,587,368
308,944	Suncorp-Metway, Ltd.	3,861,337
		12,448,705
	Singapore — 1.7%
2,159,000	Cosco Corp. Singapore, Ltd.(1)	4,773,158
2,000,000	SembCorp Industries, Ltd.	6,540,493
		11,313,651
	Finland — 1.6%
292,000	Nokia OYJ ADR	7,977,440
103,954	Outokumpu OYJ	2,420,519
		10,397,959
	Switzerland — 1.5%
37,328	Zurich Financial Services AG	9,811,157

	Greece — 1.5%
308,500	Public Power Corp.	9,534,606

	Canada — 1.2%
443,591	Talisman Energy, Inc.	7,932,176

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	India — 1.1%
183,400	Infosys Technologies, Ltd., Sponsored ADR	$7,224,126

	Belgium — 1.0%
81,000	Mobistar SA	6,685,172

	Mexico — 0.8%
963,000	Grupo Modelo SAB De CV - Class C	5,041,031

	Sweden — 0.8%
360,700	Assa Abloy AB - Class B	4,920,429

	Taiwan — 0.5%
1,474,915	Novatek Microelectronics Corp., Ltd.(2)	3,344,405

	TOTAL COMMON STOCKS (Cost $610,701,867)	639,282,956

REPURCHASE AGREEMENT* — 0.3%

$2,365,442	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $2,365,541, due 8/1/08 (collateralized by a FNR security with a par value of $2,465,036, with a coupon rate of 2.861%, due 8/25/36, market value of $2,414,842)	2,365,442

	TOTAL REPURCHASE AGREEMENT (Cost $2,365,442)	2,365,442

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 15.2%

97,939,250	State Street Navigator Securities Lending Prime Portfolio	97,939,250

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $97,939,250)	97,939,250

TOTAL INVESTMENTS (Cost $711,006,559)(3)	114.7%	$739,587,648

LIABILITIES IN EXCESS OF OTHER ASSETS	(14.7)	(94,948,773)

NET ASSETS	100.0%	$644,638,875

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $711,454,225.

Abbreviations:
ADR	—	American Depositary Receipt
FNR	—	Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.3%

	United Kingdom — 17.9%
39,938	Anglo American PLC	$2,283,115
406,006	Aviva PLC	4,029,013
591,524	BP Amoco PLC	6,071,059
854,718	BT Group PLC	2,888,182
474,537	Cattles PLC	1,115,227
291,963	GlaxoSmithKline PLC	6,805,678
515,700	Marks & Spencer Group PLC	2,625,006
665,900	Michael Page International PLC	3,392,972
210,046	National Express Group PLC	4,039,537
353,800	Persimmon PLC(1)	2,009,357
1,049,164	Premier Foods PLC	1,795,341
412,243	Prudential PLC	4,414,631
470,976	Rexam PLC	3,525,756
441,861	Rolls-Royce Group PLC(2)	3,115,038
1,025,329	Royal Bank of Scotland Group PLC	4,254,131
2,009,300	Signet Group PLC	1,991,800
158,176	Travis Perkins PLC	1,790,127
1,062,305	Vodafone Group PLC	2,845,720
		58,991,690
	Japan — 15.6%
91,500	Astellas Pharma, Inc.	3,967,425
59,700	Daito Trust Construction Co., Ltd.	2,722,338
116,000	Hitachi Construction Machinery Co, Ltd.	3,065,667
84,500	Hoya Pentax HD Corp.	1,742,513
110,800	JFE Holdings, Inc.	5,385,227
665	KDDI Corp.	3,809,491
313,000	Kuraray Co., Ltd.	3,382,733
112,300	Mitsubishi Corp.	3,272,411
672,000	Mitsubishi Gas Chemical Co., Inc.	4,448,358
764	Nippon Telegraph and Telephone Corp.	3,881,577
71,000	Nitto Denko Corp.	2,032,686
71,200	Omron Corp.	1,249,569
319,000	Ricoh Company, Ltd.	5,180,252
71,300	Shin-Etsu Chemical Co, Ltd.	4,362,301
69,800	Toyota Motor Corp.	3,008,903
		51,511,451
	Germany — 12.8%
32,367	Allianz AG	5,488,378
91,078	BASF AG	5,765,032
78,980	Bayerische Motoren Werke AG	3,547,187
145,100	Commerzbank AG	4,665,780
56,364	Continental AG	6,335,056

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Germany — (Continued)
188,800	Deutsche Lufthansa AG(1)	$4,331,489
112,386	Hannover Rueckversicherung AG(1)	5,350,634
114,313	Heidelberger Druckmaschinen AG(1)	2,095,541
38,794	RWE AG	4,642,096
		42,221,193
	France — 10.9%
175,088	Axa(1)	5,146,096
59,930	BNP Paribas	5,908,037
29,579	Casino Guichard Perrachon	2,951,107
57,761	Compagnie de Saint-Gobain(1)	3,590,144
20,091	LaFarge SA, ADR	2,733,274
66,025	Sanofi-Aventis	4,634,540
27,252	Societe BIC SA(1)	1,387,383
70,576	Total SA(1)	5,403,934
129,500	Valeo SA(1)	4,184,502
		35,939,017
	Netherlands — 5.9%
337,940	Aegon N.V.	3,950,821
44,562	Akzo Nobel N.V.	2,548,286
162,513	ING Groep N.V., Sponsored ADR(1)	5,299,445
221,054	Reed Elsevier N.V.(1)	3,661,593
111,476	TNT N.V.(1)	3,895,018
		19,355,163
	Italy — 3.9%
140,144	ENI SPA	4,729,115
684,126	Mediaset SPA(1)	4,852,502
563,690	UniCredit SPA	3,358,356
		12,939,973
	Norway — 3.4%
184,585	Norsk Hydro ASA(1)	2,307,608
125,634	StatoilHydro ASA	4,069,735
322,300	Telenor ASA	4,850,026
		11,227,369
	Hong Kong — 3.3%
4,799,300	China Petroleum & Chemical Corp.	5,011,914
128,183	HSBC Holdings PLC(1)	2,109,377
398,000	Hutchison Whampoa, Ltd.	3,723,166
		10,844,457

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Ireland — 3.0%
258,007	Allied Irish Banks PLC	$3,168,383
349,965	Bank of Ireland	2,929,475
140,238	CRH PLC	3,658,096
		9,755,954
	Denmark — 2.9%
221,000	H. Lundbeck AS(1)	5,603,990
283,711	Nordea AB	4,016,997
		9,620,987
	Spain — 2.9%
272,801	Banco Santander SA(1)	5,310,600
164,843	Telefonica SA	4,277,281
		9,587,881
	Brazil — 2.1%
47,548	Brasil Telecom Participacoes SA, Sponsored ADR	3,716,352
58,850	Petroleo Brasileiro SA, Sponsored ADR	3,290,303
		7,006,655
	Australia — 1.9%
90,338	Macquarie Group, Ltd.(1)	4,309,809
155,844	Suncorp-Metway, Ltd.	1,947,816
		6,257,625
	Singapore — 1.9%
1,089,000	Cosco Corp. Singapore, Ltd.	2,407,582
1,171,000	SembCorp Industries, Ltd.	3,829,459
		6,237,041
	Finland — 1.6%
146,000	Nokia OYJ ADR	3,988,720
52,750	Outokumpu OYJ	1,228,259
		5,216,979
	Switzerland — 1.5%
19,444	Zurich Financial Services AG	5,110,591

	Greece — 1.4%
148,452	Public Power Corp.	4,588,108

	Canada — 1.2%
221,466	Talisman Energy, Inc.	3,960,196

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	India — 1.1%
92,030	Infosys Technologies, Ltd., Sponsored ADR	$3,625,062

	Belgium — 1.0%
38,794	Mobistar SA(1)	3,201,785

	Sweden — 0.8%
182,000	Assa Abloy AB - Class B(1)	2,482,723

	Mexico — 0.8%
473,500	Grupo Modelo SAB De CV - Class C	2,478,638

	Taiwan — 0.5%
695,817	Novatek Microelectronics Corp., Ltd.(2)	1,577,782

	TOTAL COMMON STOCKS (Cost $309,220,787)	323,738,320

REPURCHASE AGREEMENT* — 1.1%

3,802,949	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $3,803,107, due 8/1/08 (collateralized by a FNR security with a par value of $3,959,825, coupon rate of 2.861% due 8/25/2036, market value of $3,879,193)	3,802,949

	TOTAL REPURCHASE AGREEMENT (Cost $3,802,949)	3,802,949

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 15.5%

50,980,448	State Street Navigator Securities Lending Prime Portfolio	50,980,448

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $50,980,448)	50,980,448

TOTAL INVESTMENTS (Cost $364,004,184)(3)	114.9%	$378,521,717

LIABILITIES IN EXCESS OF OTHER ASSETS	(14.9)	(49,210,794)

NET ASSETS	100.0%	$329,310,923

*	Percentages indicated are based on net assets.
(1)	Securities or partial securities on loan. See Note 1.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $365,796,027.

Abbreviations:
ADR	— American Depositary Receipt
FNR	— Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 3.9%
7,069	Ceradyne, Inc.(1)	$327,648
15,875	Orbital Sciences Corp.(1)	397,034
8,240	Teledyne Technologies, Inc.(1),(2)	518,296
		1,242,978
	Air Freight & Logistics — 2.0%
4,778	HUB Group, Inc. - Class A(1)	185,673
19,027	Pacer International, Inc.	451,701
		637,374
	Auto Components — 0.5%
10,149	Drew Industries, Inc.(1),(2)	150,205

	Biotechnology — 9.0%
10,784	Cepheid, Inc.(1),(2)	184,622
14,322	Cubist Pharmaceuticals, Inc.(1),(2)	324,537
11,129	Martek Biosciences Corp.(1),(2)	418,562
6,123	Myriad Genetics, Inc.(1),(2)	407,179
7,565	Onyx Pharmaceuticals, Inc.(1),(2)	306,383
7,983	OSI Pharmaceuticals, Inc.(1),(2)	420,145
21,483	Progenics Pharmaceuticals, Inc.(1),(2)	354,469
12,149	Regeneron Pharmaceuticals, Inc.(1)	265,942
6,472	Savient Pharmaceuticals, Inc.(1)	172,026
		2,853,865
	Capital Markets — 0.6%
17,484	GFI Group, Inc.	176,414

	Chemicals — 1.9%
15,456	Hercules, Inc.	309,893
4,729	Minerals Technologies, Inc.	305,068
		614,961
	Commercial Services & Supplies — 4.6%
9,558	Administaff, Inc.	274,410
24,032	Cenveo, Inc.(1),(2)	222,056
6,735	Consolidated Graphics, Inc.(1)	225,622
10,885	Herman Miller, Inc.	284,534
15,450	Korn/Ferry International(1),(2)	270,375
12,110	TrueBlue, Inc.(1)	182,861
		1,459,858
	Communications Equipment — 1.6%
17,298	Blue Coat Systems, Inc.(1),(2)	251,340
15,077	Foundry Networks, Inc.(1)	262,943
		514,283

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 0.7%
12,262	Intermec, Inc.(1),(2)	$230,771

	Construction & Engineering — 1.2%
6,180	Granite Construction, Inc.	195,473
6,786	Perini Corp.(1),(2)	185,665
		381,138
	Consumer Finance — 2.3%
27,854	Ezcorp, Inc. - Class A(1)	500,815
6,489	World Acceptance Corp.(1),(2)	212,580
		713,395
	Diversified Financial Services — 0.7%
7,557	Interactive Brokers Group, Inc.(1),(2)	212,049

	Diversified Telecommunication Services — 0.6%
16,791	Cogent Communications Group, Inc.(1)	202,500

	Electrical Equipment — 2.6%
5,544	Acuity Brands, Inc.	226,528
7,341	Belden, Inc.	271,030
7,315	Woodward Governor Co.	329,175
		826,733
	Electronic Equipment & Instruments — 2.0%
14,155	Cognex Corp.	266,822
12,637	Plexus Corp.(1),(2)	360,154
		626,976
	Energy Equipment & Services — 4.0%
4,271	Dril-Quip, Inc.(1)	231,232
16,480	Matrix Service Co.(1),(2)	371,953
5,893	T-3 Energy Services, Inc.(1),(2)	404,083
7,020	Willbros Group, Inc.(1)	263,812
		1,271,080
	Food & Staples Retailing — 1.1%
7,745	Longs Drug Stores Corp.	362,079

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.8%
17,823	Darling International, Inc.(1)	$288,376
9,770	Flowers Foods, Inc.	293,784
		582,160
	Health Care Equipment & Supplies — 5.7%
12,058	Abaxis, Inc.(1),(2)	239,834
2,370	Analogic Corp.	173,436
8,235	Arthrocare Corp.(1),(2)	174,088
11,972	Immucor, Inc.(1)	360,716
11,422	Somanetics Corp.(1),(2)	250,370
9,139	STERIS Corp.	312,280
9,052	Zoll Medical Corp.(1)	285,138
		1,795,862
	Health Care Providers & Services — 0.9%
10,685	Healthways, Inc.(1)	271,506

	Health Care Technology — 1.2%
16,781	Eclipsys Corp.(1)	370,021

	Hotels, Restaurants & Leisure — 3.1%
7,507	Bally Technologies, Inc.(1)	238,647
3,779	CEC Entertainment, Inc.(1),(2)	131,736
5,571	Papa John’s International, Inc.(1),(2)	157,604
10,192	PF Chang’s China Bistro, Inc.(1),(2)	264,992
7,165	WMS Industries, Inc.(1)	201,910
		994,889
	Household Durables — 1.1%
8,798	Tupperware Brands Corp.	343,122

	Insurance — 0.7%
4,490	Navigators Group, Inc.(1)	213,544

	Internet & Catalog Retail — 0.7%
7,381	NetFlix, Inc.(1),(2)	227,999

	Internet Software & Services — 4.1%
8,075	Digital River, Inc.(1)	322,112
35,965	Earthlink, Inc.(1),(2)	323,685
13,759	j2 Global Communications, Inc.(1),(2)	329,803
46,051	RealNetworks, Inc.(1)	316,370
		1,291,970

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 5.4%
6,359	CACI International, Inc. - Class A(1)	$285,901
26,240	CSG Systems International, Inc.(1),(2)	465,497
12,561	Heartland Payment Systems, Inc.	289,029
13,359	SRA International, Inc. - Class A(1),(2)	293,230
21,870	SYKES Enterprises, Inc.(1),(2)	386,224
		1,719,881
	Leisure Equipment & Products — 0.8%
5,973	Polaris Industries, Inc.	255,644

	Life Sciences Tools & Services — 2.3%
11,917	Affymetrix, Inc.(1),(2)	93,906
17,168	eResearchTechnology, Inc.(1)	249,966
13,188	Parexel International Corp.(1)	385,485
		729,357
	Machinery — 2.3%
11,850	Actuant Corp. - Class A	360,951
6,344	Wabtec Corp.	352,092
		713,043
	Media — 0.6%
25,440	Sinclair Broadcast Group, Inc. - Class A	194,107

	Metals & Mining — 1.7%
4,177	Compass Minerals International, Inc.	315,781
4,294	Olympic Steel, Inc.	218,350
		534,131
	Oil, Gas & Consumable Fuels — 6.6%
5,586	Berry Petroleum Co. - Class A	240,421
3,799	Comstock Resources, Inc.(1),(2)	231,777
21,533	Energy Partners, Ltd.(1)	255,812
28,331	International Coal Group, Inc.(1),(2)	296,626
6,776	James River Coal Co.(1)	293,740
5,710	Mariner Energy, Inc.(1)	151,087
12,556	McMoRan Exploration Co.(1),(2)	336,877
12,953	Petroquest Energy, Inc.(1)	270,329
		2,076,669
	Pharmaceuticals — 1.8%
14,712	Medicines Co. (The)(1),(2)	326,754
13,459	Medicis Pharmaceutical Corp. - Class A	247,107
		573,861

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 1.7%
5,314	Home Properties, Inc.	$292,376
13,502	Sun Communities, Inc.	229,264
		521,640
	Semiconductors & Semiconductor Equipment — 2.8%
32,936	Applied Micro Circuits Corp.(1)	255,583
3,371	Cymer, Inc.(1),(2)	89,298
26,225	Micrel, Inc.	249,662
19,573	Semtech Corp.(1),(2)	285,179
		879,722
	Software — 5.1%
7,202	MICROS Systems, Inc.(1),(2)	228,159
15,677	Parametric Technology Corp.(1)	303,664
17,058	Quest Software, Inc.(1)	257,747
48,884	Tivo, Inc.(1)	375,429
37,170	Wind River Systems, Inc.(1),(2)	436,004
		1,601,003
	Specialty Retail — 4.1%
9,020	Aeropostale, Inc.(1),(2)	290,895
2,935	Buckle, Inc. (The)	151,064
19,250	Dress Barn, Inc.(1),(2)	310,503
6,110	Gymboree Corp. (The)(1)	228,514
6,810	Jos. A. Bank Clothiers, Inc.(1),(2)	152,544
8,942	Men’s Wearhouse, Inc.	178,035
		1,311,555
	Textiles, Apparel & Luxury Goods — 4.9%
2,121	Deckers Outdoor Corp.(1),(2)	239,694
7,470	Fossil, Inc.(1),(2)	200,047
11,646	Skechers U.S.A., Inc. - Class A(1),(2)	220,109
9,289	Steven Madden, Ltd.(1)	208,910
9,155	Warnaco Group (The), Inc.(1),(2)	384,052
11,592	Wolverine World Wide, Inc.	309,854
		1,562,666
	Trading Companies & Distributors — 1.0%
11,445	Applied Industrial Techologies, Inc.	305,810

	TOTAL COMMON STOCKS (Cost $29,392,633)	31,546,821

See Notes to Schedule of Portfolio Investments.

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.2%

$389,009	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $389,025, due 8/1/08, (collateralized by a FNR security with a par value of $406,291, coupon rate of 2.861%, due 8/25/36, market value of $398,018)	$389,009

	TOTAL REPURCHASE AGREEMENT (Cost $389,009)	389,009

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.8%

8,153,029	State Street Navigator Securities Lending Prime Portfolio	8,153,029

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $8,153,029)	8,153,029

TOTAL INVESTMENTS (Cost $37,934,671)(3)	126.7%	$40,088,859

LIABILITIES IN EXCESS OF OTHER ASSETS	(26.7)	(8,437,647)

NET ASSETS	100.0%	$31,651,212

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $37,986,940.

Abbreviations:
FNR	— Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 2.8%
16,039	Boeing Co.	$980,143
16,389	Lockheed Martin Corp.	1,709,864
13,968	United Technologies Corp.	893,673
		3,583,680
	Airlines — 1.3%
106,609	Southwest Airlines Co.	1,662,034

	Auto Components — 0.8%
27,112	Autoliv, Inc.	1,058,452

	Beverages — 0.9%
22,317	Coca-Cola Co. (The)	1,149,326

	Biotechnology — 2.9%
32,237	Amgen, Inc.(1)	2,019,003
23,714	Biogen Idec, Inc.(1),(2)	1,654,289
		3,673,292
	Capital Markets — 1.5%
35,704	Charles Schwab Corp. (The)	817,265
5,600	Goldman Sachs Capital, Inc.	1,030,624
		1,847,889
	Chemicals — 3.0%
12,203	CF Industries Holdings, Inc.	1,994,702
13,756	Mosaic Co. (The)(1)	1,749,901
		3,744,603
	Commercial Banks — 0.4%
32,474	Fifth Third Bancorp	453,662

	Communications Equipment — 1.4%
69,085	Juniper Networks, Inc.(1)	1,798,283

	Computers & Peripherals — 4.6%
11,182	Apple Inc.(1)	1,777,379
55,184	Dell, Inc.(1),(2)	1,355,871
25,772	Hewlett-Packard Co.	1,154,586
58,904	NetApp, Inc.(1),(2)	1,504,997
		5,792,833

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 0.6%
11,487	Apollo Group, Inc. - Class A(1)	$715,525

	Diversified Telecommunication Services — 1.8%
30,849	CenturyTel, Inc.(2)	1,147,274
33,929	Verizon Communications, Inc.	1,154,943
		2,302,217
	Electric Utilities — 2.5%
25,659	Edison International	1,240,356
6,561	Entergy Corp.	701,502
25,012	PPL Corp.	1,174,564
		3,116,422
	Electrical Equipment — 2.1%
32,545	Cooper Industries, Ltd. - Class A	1,372,423
26,565	Emerson Electric Co.	1,293,715
		2,666,138
	Energy Equipment & Services — 7.6%
17,672	Baker Hughes, Inc.	1,465,186
42,500	Cameron International Corp.(1),(2)	2,029,800
25,572	ENSCO International, Inc.	1,768,048
23,488	FMC Technologies, Inc.(1)	1,451,089
23,305	Noble Corp.	1,208,830
22,667	Smith International, Inc.	1,685,971
		9,608,924
	Food & Staples Retailing — 3.0%
43,290	Kroger Co. (The)	1,224,241
43,604	SYSCO Corp.	1,236,609
23,609	Wal-Mart Stores, Inc.	1,383,960
		3,844,810
	Food Products — 1.0%
28,087	Corn Products International, Inc.	1,306,326

	Health Care Equipment & Supplies — 1.5%
27,574	Baxter International, Inc.	1,891,852

	Health Care Providers & Services — 0.9%
17,035	Laboratory Corp. of America Holdings(1),(2)	1,151,225

	Hotels, Restaurants & Leisure — 2.1%
26,484	Darden Restaurants, Inc.	862,584
30,342	McDonald’s Corp.	1,814,148
		2,676,732

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 1.1%
20,812	Procter & Gamble Co. (The)	$1,362,770

	Independent Power Producers & Energy Traders — 1.0%
15,734	Constellation Energy Group, Inc.	1,308,439

	Insurance — 8.9%
23,076	ACE, Ltd.	1,169,953
50,355	American Financial Group, Inc.	1,458,784
24,238	Assurant, Inc.	1,457,189
25,942	Chubb Corp.	1,246,254
26,944	Loews Corp.	1,200,625
22,560	Metlife, Inc.	1,145,371
6,243	PartnerRe, Ltd.	439,008
13,726	Torchmark Corp.	796,794
16,611	Transatlantic Holdings, Inc.	962,441
55,825	Unum Group	1,348,732
		11,225,151
	Internet Software & Services — 0.8%
53,014	Yahoo!, Inc.(1)	1,054,448

	IT Services — 1.1%
43,116	Paychex, Inc.	1,419,379

	Leisure Equipment & Products — 1.3%
41,575	Hasbro, Inc.	1,609,784

	Life Sciences Tools & Services — 2.5%
44,247	Applied Biosystems, Inc.	1,634,042
22,103	Waters Corp.(1)	1,501,678
		3,135,720
	Machinery — 4.3%
17,432	Caterpillar, Inc.	1,211,873
25,165	Cummins, Inc.	1,669,446
15,950	Eaton Corp.	1,133,088
23,497	Parker Hannifin Corp.	1,449,295
		5,463,702

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 2.8%
44,574	Disney (Walt) Co.	$1,352,821
28,764	Omnicom Group, Inc.	1,227,935
36,083	Viacom, Inc. - Class B(1)	1,007,798
		3,588,554
	Metals & Mining — 1.8%
11,231	Freeport-McMoran Copper & Gold Inc.	1,086,599
21,150	Nucor Corp.	1,210,203
		2,296,802
	Multi-line Retail — 1.4%
46,075	Dollar Tree, Inc.(1)	1,727,813

	Multi-Utilities — 1.0%
22,706	Sempra Energy	1,275,169

	Oil, Gas & Consumable Fuels — 6.8%
18,392	Chevron Corp.	1,555,227
18,690	Consol Energy, Inc.	1,390,349
17,630	Exxon Mobil Corp.	1,417,981
14,849	Hess Corp.	1,505,689
15,030	Occidental Petroleum Corp.	1,184,815
21,621	Sunoco, Inc.	878,029
19,975	Valero Energy Corp.	667,365
		8,599,455
	Pharmaceuticals — 3.7%
28,060	Eli Lilly & Co.	1,321,907
13,447	Johnson & Johnson	920,716
36,628	Merck & Co., Inc.	1,205,061
32,044	Wyeth	1,298,423
		4,746,107
	Real Estate Investment Trusts — 4.0%
39,421	Hospitality Properties Trust	839,667
105,211	iStar Financial, Inc.	863,782
38,510	Liberty Property Trust REIT	1,401,764
22,745	Prologis	1,111,776
29,329	Weingarten Realty Investors	894,241
		5,111,230
	Road & Rail — 1.2%
11,154	CSX Corp.	753,787
10,800	Norfolk Southern Corp.	776,736
		1,530,523

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 4.5%
57,907	Altera Corp.	$1,271,059
39,964	Analog Devices, Inc.	1,219,301
28,969	Intel Corp.	642,822
45,095	Texas Instruments, Inc.	1,099,416
60,236	Xilinx, Inc.	1,495,660
		5,728,258
	Software — 3.1%
33,956	Autodesk, Inc.(1)	1,082,857
44,370	Microsoft Corp.	1,141,197
78,175	Symantec Corp.(1),(2)	1,647,147
		3,871,201
	Specialty Retail — 3.5%
9,090	Autozone, Inc.(1),(2)	1,184,336
31,771	Best Buy Co., Inc.	1,261,944
40,001	Gap, Inc. (The)	644,816
38,084	TJX Cos., Inc. (The)	1,283,812
		4,374,908
	Textiles, Apparel & Luxury Goods — 1.0%
22,450	Nike, Inc. - Class B	1,317,366

	Tobacco — 1.0%
17,999	Lorillard, Inc.(1)	1,207,913

	TOTAL COMMON STOCKS (Cost $122,090,798)	125,998,917

REPURCHASE AGREEMENT* — 0.5%

$645,850	With State Street Bank & Trust Co., dated 7/31/08, 1.50% principal and interest in the amount of $645,877, due 8/1/08 (collaterialized by a FHsecurity with a par value of $425,461, coupon rate of 5.821%, due 10/1/36, market value of $429,022, a FNR security with a par value of $236,498, coupon rate of 2.861%, due 8/25/36, market value of $231,682)	645,850

	TOTAL REPURCHASE AGREEMENT (Cost $645,850)	645,850

See Notes to Schedule of Portfolio Investments.

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.9%

$6,272,011	State Street Navigator Securities Lending Prime Portfolio	$6,272,011

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $6,272,011)	6,272,011

TOTAL INVESTMENTS (Cost $129,008,659)(3)	104.9%	$132,916,778

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.9)	(6,234,537)

NET ASSETS	100.0%	$126,682,241

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Securities or partial securities on loan. See Note 1.
(3)	Aggregate cost for federal tax purposes was $129,008,659.

Abbreviations:
FH	— Federal Home Loan Mortgage Corporation
FNR	— Federal National Mortgage Association REMIC
REIT	— Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 3.9%
19,061	Boeing Co.	$1,164,818
6,446	Lockheed Martin Corp.	672,511
8,407	United Technologies Corp.	537,880
		2,375,209
	Beverages — 1.6%
18,615	Coca-Cola Co. (The)	958,673

	Biotechnology — 1.7%
10,470	Amgen, Inc.(1)	655,736
7,588	Gilead Sciences, Inc.(1)	409,600
		1,065,336
	Capital Markets — 3.3%
31,781	Charles Schwab Corp. (The)	727,467
6,147	Northern Trust Corp.	480,511
40,243	TD Ameritrade Holding Corp.(1)	801,238
		2,009,216
	Chemicals — 3.6%
8,327	CF Industries Holdings, Inc.	1,361,131
6,713	Mosaic Co. (The)(1)	853,961
		2,215,092
	Communications Equipment — 0.9%
11,445	Harris Corp.	551,077

	Computers & Peripherals — 10.4%
3,495	Apple Inc.(1)	555,530
51,946	Dell, Inc.(1)	1,276,313
26,472	Hewlett-Packard Co.	1,185,946
8,735	International Business Machines Corp.	1,117,905
42,762	NetApp, Inc.(1)	1,092,569
9,625	Seagate Technology	144,086
33,955	Western Digital Corp.(1)	977,565
		6,349,914
	Construction & Engineering — 0.6%
4,824	Fluor Corp.	392,432

	Diversified Consumer Services — 2.3%
22,188	Apollo Group, Inc. - Class A(1)	1,382,091

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 1.3%
16,301	PPL Corp.	$765,495

	Electrical Equipment — 2.3%
11,857	Cooper Industries, Ltd. - Class A	500,010
18,610	Emerson Electric Co.	906,307
		1,406,317
	Electronic Equipment & Instruments — 1.3%
29,290	Avnet, Inc.(1)	798,445

	Energy Equipment & Services — 9.4%
14,905	Baker Hughes, Inc.	1,235,774
13,326	Cameron International Corp.(1)	636,450
21,602	ENSCO International, Inc.	1,493,562
21,889	FMC Technologies, Inc.(1)	1,352,302
8,834	Noble Corp.	458,220
14,465	Pride International, Inc.(1)	560,663
		5,736,971
	Food & Staples Retailing — 3.7%
42,134	SYSCO Corp.	1,194,920
18,483	Wal-Mart Stores, Inc.	1,083,474
		2,278,394
	Health Care Providers & Services — 4.6%
12,090	Express Scripts, Inc.(1)	852,829
20,196	Medco Health Solutions, Inc.(1)	1,001,318
29,654	Patterson Cos., Inc.(1)	926,094
		2,780,241
	Household Products — 1.1%
10,303	Procter & Gamble Co. (The)	674,640

	Insurance — 1.5%
16,161	Aflac, Inc.	898,713

	IT Services — 2.2%
31,799	Accenture, Ltd. - Class A	1,327,926

	Leisure Equipment & Products — 1.9%
29,297	Hasbro, Inc.	1,134,380

	Life Sciences Tools & Services — 2.8%
21,646	Invitrogen Corp.(1)	960,000
12,444	Thermo Fisher Scientific, Inc.(1)	753,111
		1,713,111

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 3.7%
18,753	Cummins, Inc.	$1,244,074
15,731	Manitowoc Co. (The), Inc.	414,669
9,658	Parker Hannifin Corp.	595,706
		2,254,449
	Media — 2.3%
41,299	DIRECTV Group (The), Inc.(1)	1,115,899
6,876	Omnicom Group, Inc.	293,536
		1,409,435
	Metals & Mining — 1.7%
10,746	Freeport-McMoran Copper & Gold Inc.	1,039,676

	Oil, Gas & Consumable Fuels — 2.9%
9,045	Consol Energy, Inc.	672,857
10,699	Hess Corp.	1,084,879
		1,757,736
	Personal Products — 2.3%
32,836	Herbalife, Ltd.	1,418,187

	Pharmaceuticals — 4.9%
13,259	Eli Lilly & Co.	624,631
10,550	Johnson & Johnson	722,359
37,538	Watson Pharmaceuticals, Inc.(1)	1,085,224
13,689	Wyeth	554,678
		2,986,892
	Real Estate Investment Trusts — 1.2%
14,563	Prologis	711,839

	Semiconductors & Semiconductor Equipment — 8.3%
39,632	Analog Devices, Inc.	1,209,172
30,491	Kla-Tencor Corp.	1,146,157
34,107	National Semiconductor Corp.	714,542
44,675	Texas Instruments, Inc.	1,089,176
35,984	Xilinx, Inc.	893,483
		5,052,530

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Software — 4.0%
9,863	Adobe Systems, Inc.(1)	$407,835
25,601	Autodesk, Inc.(1)	816,416
47,078	Microsoft Corp.	1,210,846
		2,435,097
	Specialty Retail — 5.6%
4,213	Autozone, Inc.(1)	548,912
31,221	Best Buy Co., Inc.	1,240,098
32,156	TJX Cos., Inc. (The)	1,083,979
16,168	Urban Outfitters, Inc.(1)	533,705
		3,406,694
	Thrifts & Mortgage Finance — 0.6%
18,995	Hudson City Bancorp, Inc.	346,849

	Tobacco — 2.0%
17,958	Lorillard, Inc.(1)	1,205,161

	TOTAL COMMON STOCKS (Cost $57,932,941)	60,838,218

REPURCHASE AGREEMENT* — 0.1%

$91,800	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $91,804, due 8/1/08 (collateralized by a FNR security with a par value of $97,025, coupon rate of 2.861%, due 8/25/36, market value of $95,049	91,800

	TOTAL REPURCHASE AGREEMENT (Cost $91,800)	91,800

TOTAL INVESTMENTS (Cost $58,024,741)(2)	100.0%	$60,930,018

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(16,991)

NET ASSETS	100.0%	$60,913,027

*	Percentages indicated are based on net assets.
(1)	Non income-producing security.
(2)	Aggregate cost for federal tax purposes was $58,132,194.

Abbreviations:
FNR	— Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.6%

	Aerospace & Defense — 5.0%
3,301	Boeing Co.(1)	$201,724
7,240	Honeywell International, Inc.(1)	368,082
6,308	Lockheed Martin Corp.(1)	658,114
3,860	Northrop Grumman Corp.(1)	260,125
2,122	Raytheon Co.(1)	120,805
6,043	United Technologies Corp.(1)	386,631
		1,995,481
	Air Freight & Logistics — 1.4%
23,298	Pacer International, Inc.(1)	553,095

	Auto Components — 1.2%
9,000	Autoliv, Inc.(1)	351,360
3,060	BorgWarner, Inc.(1)	123,379
		474,739
	Biotechnology — 1.7%
6,560	Genzyme Corp.(1),(2)	502,824
4,940	Martek Biosciences Corp.(1),(2)	185,793
		688,617
	Building Products — 0.9%
20,640	Apogee Enterprises, Inc.(1)	356,659

	Capital Markets — 0.7%
800	Goldman Sachs Capital, Inc.(1)	147,232
8,320	Knight Capital Group, Inc. - Class A(1),(2)	136,365
		283,597
	Chemicals — 2.0%
2,546	CF Industries Holdings, Inc.(1)	416,169
11,092	Dow Chemical Co. (The)(1)	369,475
		785,644
	Commercial Banks — 1.0%
7,872	Old National Bancorp(1)	119,497
8,653	Oriental Financial Group(1)	150,303
9,620	Pacific Capital Bancorp NA(1)	125,733
		395,533

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 4.4%
2,920	Administaff, Inc.(1)	$83,833
4,509	Brink’s Co. (The)(1)	310,941
15,880	Korn/Ferry International(1),(2)	277,900
7,463	Manpower, Inc.(1)	358,224
8,280	RR Donnelley & Sons Co.(1)	221,076
31,478	TrueBlue, Inc.(1),(2)	475,318
		1,727,292
	Communications Equipment — 1.3%
20,562	Plantronics, Inc.(1)	500,685

	Computers & Peripherals — 2.7%
9,060	Hewlett-Packard Co.(1)	405,888
4,120	International Business Machines Corp.(1)	527,277
5,320	Western Digital Corp.(1),(2)	153,163
		1,086,328
	Construction & Engineering — 1.6%
8,078	Jacobs Engineering Group, Inc.(1),(2)	624,752

	Diversified Consumer Services — 1.2%
23,274	Career Education Corp.(1),(2)	426,845
720	ITT Educational Services, Inc.(1),(2)	63,778
		490,623
	Diversified Telecommunication Services — 0.9%
5,519	CenturyTel, Inc.(1)	205,252
4,479	Verizon Communications, Inc.(1)	152,465
		357,717
	Electric Utilities — 0.7%
5,695	Edison International(1)	275,296

	Electronic Equipment & Instruments — 2.3%
7,280	Arrow Electronics, Inc.(1),(2)	234,562
9,230	Avnet, Inc.(1),(2)	251,610
14,639	Plexus Corp.(1),(2)	417,211
		903,383

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 2.8%
1,340	Baker Hughes, Inc.(1)	$111,099
6,170	Halliburton Co.(1)	276,540
8,000	Oil States International, Inc.(1),(2)	439,040
4,700	Tidewater, Inc.(1)	281,718
		1,108,397
	Food & Staples Retailing — 3.4%
12,135	BJ’s Wholesale Club, Inc.(1),(2)	455,427
7,075	CVS Caremark Corp.(1)	258,237
7,620	Kroger Co. (The)(1)	215,494
15,227	Safeway, Inc.(1)	406,865
		1,336,023
	Food Products — 0.7%
3,920	Cal-Maine Foods, Inc.(1)	148,568
2,280	Ralcorp Holdings, Inc.(1),(2)	123,029
		271,597
	Gas Utilities — 0.8%
9,659	WGL Holdings, Inc.(1)	333,525

	Health Care Providers & Services — 1.3%
6,136	Aetna, Inc.(1)	251,637
4,907	McKesson Corp.(1)	274,743
		526,380
	Hotels, Restaurants & Leisure — 2.3%
11,806	McDonald’s Corp.(1)	705,881
6,700	WMS Industries, Inc.(1),(2)	188,806
		894,687
	Industrial Conglomerates — 0.7%
5,800	McDermott International, Inc.(1),(2)	276,486

	Insurance — 5.6%
3,720	ACE, Ltd.(1)	188,604
12,984	American Financial Group, Inc.(1)	376,146
5,820	Arch Capital Group, Ltd.(1),(2)	405,829
8,075	Chubb Corp.(1)	387,923
5,592	Loews Corp.(1)	249,179
8,197	Travelers Cos., Inc. (The)(1)	361,652
10,225	Unum Group(1)	247,036
		2,216,369

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 2.3%
36,520	CMGI, Inc.(1),(2)	$447,005
8,800	RealNetworks, Inc.(1),(2)	60,456
38,700	United Online, Inc.(1)	420,282
		927,743
	IT Services — 2.1%
17,688	Heartland Payment Systems, Inc.(1)	407,001
11,020	MAXIMUS, Inc.(1)	408,952
		815,953
	Leisure Equipment & Products — 2.2%
22,040	Hasbro, Inc.(1)	853,389

	Life Sciences Tools & Services — 1.1%
9,720	Invitrogen Corp.(1),(2)	431,082

	Machinery — 5.5%
1,220	AGCO Corp.(1),(2)	73,017
9,163	Cummins, Inc.(1)	607,873
7,872	Eaton Corp.(1)	559,227
11,779	Manitowoc Co. (The), Inc.(1)	310,494
9,122	Parker Hannifin Corp.(1)	562,645
1,660	Terex Corp.(1),(2)	78,568
		2,191,824
	Marine — 0.3%
2,395	Kirby Corp.(1),(2)	114,289

	Media — 6.1%
16,620	CBS Corp. - Class B(1)	271,903
17,350	DIRECTV Group (The), Inc.(1),(2)	468,797
20,384	Disney (Walt) Co.(1)	618,654
10,908	Omnicom Group, Inc.(1)	465,663
9,568	Scholastic Corp.(1)	246,759
24,620	Time Warner, Inc.(1)	352,558
		2,424,334

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.5%
3,755	United States Steel Corp.(1)	$602,152

	Multi-line Retail — 1.6%
16,570	Dollar Tree, Inc.(1),(2)	621,375

	Office Electronics — 0.2%
6,260	Xerox Corp.(1)	85,386

	Oil, Gas & Consumable Fuels — 2.7%
3,840	Chevron Corp.(1)	324,711
5,759	Exxon Mobil Corp.(1)	463,196
2,978	Hess Corp.(1)	301,969
		1,089,876
	Pharmaceuticals — 0.9%
7,810	Eli Lilly & Co.(1)	367,929

	Real Estate Investment Trusts — 5.9%
19,921	CBL & Associates Properties, Inc.(1)	386,866
15,801	Hospitality Properties Trust(1)	336,561
9,535	iStar Financial, Inc.(1)	78,282
3,883	Liberty Property Trust REIT(1)	141,341
10,548	Mack-Cali Realty Corp.(1)	404,832
7,442	Prologis(1)	363,765
2,607	SL Green Realty Corp.(1)	217,268
13,960	Weingarten Realty Investors(1)	425,641
		2,354,556
	Road & Rail — 0.3%
3,386	Arkansas Best Corp.(1)	125,756

	Semiconductors & Semiconductor Equipment — 3.5%
13,040	Analog Devices, Inc.(1)	397,850
12,418	Omnivision Technologies, Inc.(1),(2)	135,977
38,380	Teradyne, Inc.(1),(2)	359,621
19,466	Texas Instruments, Inc.(1)	474,581
		1,368,029

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Software — 4.3%
12,220	CA, Inc.(1)	$291,569
5,980	Cadence Design Systems, Inc.(1),(2)	44,192
7,721	Microsoft Corp.(1)	198,584
21,320	Parametric Technology Corp.(1),(2)	412,969
36,776	Symantec Corp.(1),(2)	774,870
		1,722,184
	Specialty Retail — 3.7%
6,221	Best Buy Co., Inc.(1)	247,098
15,610	Gap, Inc. (The)(1)	251,633
19,427	RadioShack Corp.(1)	324,043
19,427	TJX Cos., Inc. (The)(1)	654,884
		1,477,658
	Textiles, Apparel & Luxury Goods — 1.2%
2,760	Fossil, Inc.(1),(2)	73,913
10,040	Phillips-Van Heusen Corp.(1)	355,416
1,060	Warnaco Group (The), Inc.(1),(2)	44,467
		473,796
	Tobacco — 0.9%
5,560	Lorillard, Inc.(1),(2)	373,132

	Trading Companies & Distributors — 1.7%
7,403	WW Grainger, Inc.(1)	662,643

	TOTAL COMMON STOCKS (Cost $36,960,137)	37,545,991

REPURCHASE AGREEMENT* — 4.6%

$1,793,452	With State Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $1,793,527, due 8/1/08, (collateralized by a FNR security with a par value of $1,867,727, coupon rate of 2.86%, due 8/25/36, market value of $1,829,696	1,793,452

	TOTAL REPURCHASE AGREEMENTS (Cost $1,793,452)	1,793,452

TOTAL LONG INVESTMENTS (Cost $38,753,589)	99.2%	$39,339,443

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (61.9)%

	Aerospace & Defense — (2.6)%
(9,235)	Curtiss-Wright Corp.	$(486,130)
(15,140)	Ladish Co., Inc.(2)	(299,772)
(5,200)	Moog, Inc. - Class A(2)	(231,140)
		(1,017,042)
	Biotechnology — (2.9)%
(14,944)	Amylin Pharmaceuticals, Inc.(2)	(471,483)
(11,944)	Vertex Pharmaceuticals, Inc.(2)	(412,068)
(2,920)	Wynn Resorts, Ltd.	(284,642)
		(1,168,193)
	Building Products — (2.5)%
(4,598)	Ameron International Corp.	(594,476)
(26,923)	Quanex Building Products Corp.	(414,614)
		(1,009,090)
	Commercial Banks — (0.9)%
(12,735)	Signature Bank/New York, NY(2)	(374,791)

	Commercial Services & Supplies — (3.5)%
(17,543)	Geo Group, Inc. (The)(2)	(421,734)
(11,400)	Mine Safety Appliances Co.	(376,656)
(15,777)	Team, Inc.(2)	(576,018)
		(1,374,408)
	Construction & Engineering — (1.6)%
(20,773)	Quanta Services, Inc.(2)	(641,470)

	Construction Materials — (1.6)%
(4,040)	Texas Industries, Inc.	(208,868)
(6,517)	Vulcan Materials Co.	(418,326)
		(627,194)
	Electrical Equipment — (0.5)%
(6,298)	Baldor Electric Co.	(214,447)

	Electronic Equipment & Instruments — (3.0)%
(37,580)	Echelon Corp.(2)	(396,469)
(4,160)	Itron, Inc.(2)	(384,093)
(19,143)	OSI Systems, Inc.(2)	(403,343)
		(1,183,905)
	Energy Equipment & Services — (1.4)%
(4,400)	Bristow Group, Inc.(2)	(197,956)
(14,687)	Hercules Offshore, Inc.(2)	(366,734)
		(564,690)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food & Staples Retailing — (0.9)%
(5,574)	Pantry (The), Inc.(2)	$(89,128)
(11,672)	Whole Foods Market, Inc.	(258,768)
		(347,896)
	Food Products — (1.2)%
(21,867)	Dean Foods Co.(2)	(465,767)

	Forest Products & Paper — (1.1)%
(7,960)	Weyerhaeuser Co.	(425,542)

	Health Care Equipment & Supplies — (0.6)%
(4,190)	NuVasive, Inc.(2)	(235,352)

	Hotels, Restaurants & Leisure — (1.6)%
(15,311)	Choice Hotels International, Inc.	(380,478)
(5,461)	Las Vegas Sands Corp.(2)	(248,585)
		(629,063)
	Household Durables — (1.1)%
(10,054)	MDC Holdings, Inc.	(417,442)

	Industrial Conglomerates — (2.0)%
(14,052)	General Electric Co.	(397,531)
(8,760)	Otter Tail Corp.	(397,178)
		(794,709)
	Insurance — (1.8)%
(45,207)	Conseco, Inc.(2)	(378,835)
(19,933)	Stewart Information Services Corp.	(348,030)
		(726,865)
	Internet & Catalog Retail — (1.0)%
(25,260)	GSI Commerce, Inc.(2)	(384,962)

	Internet Software & Services — (2.8)%
(12,360)	Akamai Technologies, Inc.(2)	(288,482)
(16,519)	SAVVIS, Inc.(2)	(266,452)
(17,331)	VeriSign, Inc.(2)	(563,951)
		(1,118,885)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Life Sciences Tools & Services — (1.1)%
(10,358)	AMAG Pharmaceuticals, Inc.(2)	$(424,678)

	Machinery — (3.4)%
(4,120)	Albany International Corp. - Class A	(118,244)
(7,645)	Kaydon Corp.	(362,526)
(11,924)	Pall Corp.	(481,968)
(11,221)	RBC Bearings, Inc.(2)	(373,323)
		(1,336,061)
	Media — (4.7)%
(9,641)	John Wiley & Sons, Inc. - Class A	(437,123)
(5,892)	Lamar Advertising Co.(2)	(223,778)
(6,442)	Liberty Global, Inc. Series A(2)	(185,723)
(39,772)	RCN Corp.(2)	(484,025)
(883)	Washington Post Co. (The)	(545,915)
		(1,876,564)
	Metals & Mining — (0.5)%
(3,520)	Century Aluminum Co.(2)	(209,158)

	Multi-Utilities — (0.4)%
(3,778)	Consolidated Edison, Inc.	(149,987)

	Oil, Gas & Consumable Fuels — (0.9)%
(8,547)	Delta Petroleum Corp.(2)	(162,991)
(10,633)	Harvest Natural Resources, Inc.(2)	(104,735)
(1,816)	Newfield Exploration Co.(2)	(88,948)
		(356,674)
	Real Estate Investment Trusts — (3.9)%
(5,780)	Digital Realty Trust, Inc.	(248,020)
(8,930)	Federal Realty Investment Trust	(648,407)
(24,881)	UDR, Inc.	(635,461)
		(1,531,888)
	Real Estate Management & Development — (1.6)%
(20,975)	CB Richard Ellis Group, Inc. - Class A(2)	(294,699)
(17,974)	Forestar Real Estate Group, Inc.(2)	(324,970)
		(619,669)
	Road & Rail — (0.5)%
(4,880)	Genesee & Wyoming, Inc. - Class A(2)	(197,494)

	Semiconductors & Semiconductor Equipment — (2.5)%
(18,970)	Diodes, Inc.(2)	(492,651)
(19,515)	Microsemi Corp.(2)	(506,609)
		(999,260)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (3.1)%
(15,051)	Citrix Systems, Inc.(2)	$(400,959)
(12,509)	Electronic Arts, Inc.(2)	(540,138)
(11,538)	Ultimate Software Group, Inc.(2)	(302,642)
		(1,243,739)
	Specialty Retail — (2.0)%
(31,419)	Asbury Automotive Group, Inc.	(311,362)
(5,320)	Dick’s Sporting Goods, Inc.(2)	(93,366)
(10,020)	Group 1 Automotive, Inc.	(196,893)
(15,040)	Penske Auto Group, Inc.	(200,032)
		(801,653)
	Textiles, Apparel & Luxury Goods — (1.2)%
(29,452)	Carter’s, Inc.(2)	(486,842)

	Thrifts & Mortgage Finance — 0.0%
(1)	Guaranty Financial Group, Inc.(2)	(3)

	Trading Companies & Distributors — (1.5)%
(13,212)	GATX Corp.	(600,750)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(28,344,725))	(24,556,133)

TOTAL SHORT INVESTMENTS (Proceeds $(28,344,725))	(61.9)%	$(24,556,133)

TOTAL INVESTMENTS (Cost $10,408,864)(3)	37.3%	$14,783,310

OTHER ASSETS IN EXCESS OF LIABILITIES	62.7	24,898,713

NET ASSETS	100.0%	$39,682,023

*	Percentages indicated are based on net assets.
(1)	All or a portion of security pledged as collateral for securities sold short.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $10,463,171.

Abbreviations:
FNR	— Federal National Mortgage Association REMIC
REIT	— Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2008 — (Unaudited)

Shares		Value

COMMON STOCKS* — 126.9%

	Aerospace & Defense — 6.5%
4,081	Boeing Co.(1)	$249,390
2,240	Honeywell International, Inc.(1)	113,882
4,301	L-3 Communications Holdings, Inc.(1)	424,466
5,392	Lockheed Martin Corp.(1)	562,547
3,400	Northrop Grumman Corp.(1)	229,126
5,766	Raytheon Co.(1)	328,258
4,687	United Technologies Corp.(1)	299,874
		2,207,543
	Air Freight & Logistics — 2.2%
2,866	HUB Group, Inc. - Class A(1),(2)	111,373
27,250	Pacer International, Inc.(1)	646,915
		758,288
	Beverages — 0.8%
5,405	Coca-Cola Co. (The)(1)	278,358

	Biotechnology — 1.0%
9,220	Martek Biosciences Corp.(1),(2)	346,764

	Capital Markets — 3.9%
4,118	Ameriprise Financial, Inc.(1)	175,015
4,267	Federated Investors, Inc. - Class B(1)	140,214
1,794	Goldman Sachs Capital, Inc.(1)	330,168
25,780	Knight Capital Group, Inc. - Class A(1),(2)	422,534
7,731	Waddell & Reed Financial, Inc. - Class A(1)	258,215
		1,326,146
	Chemicals — 2.4%
8,650	Celanese Corp. - Class A(1)	333,284
2,386	CF Industries Holdings, Inc.(1)	390,016
1,647	Minerals Technologies, Inc.(1)	106,248
		829,548
	Commercial Banks — 2.3%
12,393	Fifth Third Bancorp(1)	173,130
12,310	Old National Bancorp(1)	186,866
23,565	Oriental Financial Group(1)	409,324
		769,320

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.6%
4,546	Brink’s Co. (The)(1)	$313,492
5,312	Manpower, Inc.(1)	254,976
19,988	TrueBlue, Inc.(1),(2)	301,819
		870,287
	Computers & Peripherals — 7.2%
19,339	Dell, Inc.(1),(2)	475,159
12,051	Hewlett-Packard Co.(1)	539,885
2,680	International Business Machines Corp.(1)	342,986
11,077	Lexmark International, Inc.(1),(2)	388,581
15,116	NCR Corp.(1),(2)	406,016
10,320	Western Digital Corp.(1),(2)	297,113
		2,449,740
	Construction & Engineering — 2.0%
12,590	EMCOR Group, Inc.(1),(2)	379,211
3,573	Fluor Corp.(1)	290,663
		669,874
	Consumer Finance — 1.7%
10,215	American Express Co.(1)	379,181
4,874	Capital One Financial Corp.(1)	204,025
		583,206
	Diversified Consumer Services — 0.7%
12,196	Career Education Corp.(1),(2)	223,675

	Diversified Telecommunication Services — 1.8%
7,444	CenturyTel, Inc.(1)	276,842
177	Fairpoint Communications, Inc.	1,229
9,528	Verizon Communications, Inc.(1)	324,333
		602,404
	Electric Utilities — 2.0%
8,679	Edison International(1)	419,543
3,340	Exelon Corp.(1)	262,591
		682,134

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment & Instruments — 2.7%
8,424	Checkpoint Systems, Inc.(1),(2)	$177,494
3,728	Molex, Inc.	91,448
8,600	Plexus Corp.(1),(2)	245,100
11,322	Tech Data Corp.(1),(2)	394,798
		908,840
	Energy Equipment & Services — 7.8%
5,510	Baker Hughes, Inc.(1)	456,834
4,084	ENSCO International, Inc.(1)	282,368
3,227	National Oilwell Varco, Inc.(1),(2)	253,739
7,369	Noble Corp.(1)	382,230
12,045	Oil States International, Inc.(1),(2)	661,030
2,368	Smith International, Inc.(1)	176,132
7,095	Tidewater, Inc.(1)	425,274
		2,637,607
	Food & Staples Retailing — 7.0%
12,089	BJ’s Wholesale Club, Inc.(1),(2)	453,700
12,045	Casey’s General Stores, Inc.(1)	296,307
5,742	Costco Wholesale Corp.(1)	359,909
9,657	CVS Caremark Corp.(1)	352,480
17,295	Kroger Co. (The)(1)	489,103
4,128	Longs Drug Stores Corp.(1)	192,984
8,127	Safeway, Inc.(1)	217,153
		2,361,636
	Food Products — 2.6%
3,403	Cal-Maine Foods, Inc.(1)	128,974
27,580	Darling International, Inc.(1),(2)	446,245
5,440	Ralcorp Holdings, Inc.(2)	293,542
		868,761
	Gas Utilities — 1.3%
13,257	WGL Holdings, Inc.(1)	457,764

	Health Care Providers & Services — 2.0%
2,836	McKesson Corp.(1)	158,788
2,480	Medco Health Solutions, Inc.(2)	122,958
13,978	Omnicare, Inc.(1)	411,512
		693,258

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.7%
7,161	McDonald’s Corp.(1)	$428,156
4,880	WMS Industries, Inc.(1),(2)	137,519
		565,675
	Industrial Conglomerates — 0.9%
6,100	McDermott International, Inc.(1),(2)	290,787

	Insurance — 8.4%
7,764	ACE, Ltd.(1)	393,635
4,818	Aflac, Inc.(1)	267,929
5,480	Arch Capital Group, Ltd.(1),(2)	382,120
5,067	Assurant, Inc.(1)	304,628
8,243	Chubb Corp.(1)	395,994
10,940	IPC Holdings, Ltd.(1)	351,174
5,420	Loews Corp.(1)	241,515
3,470	Metlife, Inc.(1)	176,172
1,478	Torchmark Corp.(1)	85,798
5,617	Travelers Cos., Inc. (The)(1)	247,822
		2,846,787
	Internet Software & Services — 2.2%
29,620	CMGI, Inc.(1),(2)	362,549
6,127	eBay, Inc.(1),(2)	154,217
20,592	United Online, Inc.(1)	223,629
		740,395
	IT Services — 2.8%
8,234	Heartland Payment Systems, Inc.(1)	189,464
12,500	MAXIMUS, Inc.(1)	463,875
16,502	SAIC, Inc.(1),(2)	311,723
		965,062
	Leisure Equipment & Products — 2.1%
18,170	Hasbro, Inc.(1)	703,542

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.1%
13,976	Applied Biosystems, Inc.(1)	$516,134
4,080	Invitrogen Corp.(1),(2)	180,948
		697,082
	Machinery — 3.8%
3,103	AGCO Corp.(1),(2)	185,715
7,774	Cummins, Inc.(1)	515,727
3,797	Eaton Corp.(1)	269,739
5,047	Parker Hannifin Corp.(1)	311,299
		1,282,480
	Media — 5.6%
20,440	CBS Corp. - Class B(1)	334,399
14,564	DIRECTV Group (The), Inc.(1),(2)	393,519
14,268	Disney (Walt) Co.(1)	433,034
6,967	Omnicom Group, Inc.(1)	297,421
12,358	Scholastic Corp.(1)	318,713
7,750	Time Warner, Inc.(1)	110,980
		1,888,066
	Metals & Mining — 3.6%
4,010	Freeport-McMoran Copper & Gold Inc.(1)	387,967
6,313	Nucor Corp.(1)	361,230
2,900	United States Steel Corp.(1)	465,044
		1,214,241
	Multi-line Retail — 2.0%
9,820	Big Lots, Inc.(1),(2)	299,117
10,376	Dollar Tree, Inc.(1),(2)	389,100
		688,217
	Multi-Utilities — 0.6%
6,567	Alliant Energy Corp.(1)	211,654

	Office Electronics — 1.0%
25,182	Xerox Corp.(1)	343,482

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 6.7%
6,100	Chevron Corp.(1)	$515,816
6,351	Exxon Mobil Corp.(1)	510,811
1,351	Foundation Coal Holdings, Inc.(1)	80,249
4,772	Hess Corp.(1)	483,881
9,808	Marathon Oil Corp.(1)	485,201
5,720	Tesoro Corp.(1)	88,317
2,980	Valero Energy Corp.(1)	99,562
		2,263,837
	Pharmaceuticals — 5.6%
9,564	Bristol-Myers Squibb Co.(1)	201,992
9,291	Eli Lilly & Co.(1)	437,699
7,438	Johnson & Johnson(1)	509,280
6,680	Perrigo Co.(1)	235,336
6,120	Watson Pharmaceuticals, Inc.(1),(2)	176,929
8,008	Wyeth	324,484
		1,885,720
	Real Estate Investment Trusts — 4.1%
8,054	CBL & Associates Properties, Inc.(1)	156,409
4,317	Colonial Properties Trust(1)	86,167
13,359	Hospitality Properties Trust(1)	284,547
18,459	iStar Financial, Inc.(1)	151,548
8,335	Mack-Cali Realty Corp.(1)	319,897
8,250	Prologis(1)	403,260
		1,401,828
	Road & Rail — 0.8%
5,190	Con-way, Inc.(1)	262,406

	Semiconductors & Semiconductor Equipment — 4.0%
13,679	Analog Devices, Inc.(1)	417,346
10,701	Kla-Tencor Corp.(1)	402,251
14,637	Omnivision Technologies, Inc.(1),(2)	160,275
19,714	Teradyne, Inc.(1),(2)	184,720
7,683	Texas Instruments, Inc.	187,312
		1,351,904
	Software — 2.4%
5,266	CA, Inc.(1)	125,647
18,856	Microsoft Corp.(1)	484,976
24,656	TIBCO Software, Inc.(2)	202,426
		813,049

See Notes to Schedule of Portfolio Investments.

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.6%
8,574	Best Buy Co., Inc.(1)	$340,559
18,902	Gap, Inc. (The)(1)	304,700
12,094	RadioShack Corp.(1)	201,728
10,887	TJX Cos., Inc. (The)(1)	367,001
		1,213,988
	Trading Companies & Distributors — 2.4%
14,834	Applied Industrial Techologies, Inc.(1)	396,365
4,706	WW Grainger, Inc.(1)	421,234
		817,599

	TOTAL COMMON STOCKS (Cost $43,725,851)	42,972,954

Face
Amount		Value

REPURCHASE AGREEMENT* — 3.4%

$1,159,648	With State Street Bank and Trust Co., dated 7/31/08, 1.50%, principal and interest in the amount of $1,159,696, due 8/1/08 (collateralized by a FH security with a par value of $1,175,615, coupon rate of 5.821%, due 10/1/36, market value of $1,185,455)	1,159,648

	TOTAL REPURCHASE AGREEMENT (Cost $1,159,648)	1,159,648

TOTAL LONG INVESTMENTS (Cost $44,885,499)	130.3%	$44,132,602

COMMON STOCKS SOLD SHORT* — (29.1)%

	Aerospace & Defense — (1.2)%
(2,842)	Curtiss-Wright Corp.	(149,603)
(6,361)	Ladish Co., Inc.(2)	(125,948)
(2,656)	Moog, Inc. - Class A(2)	(118,059)
		(393,610)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Beverages — (0.4)%
(2,062)	Brown-Forman Corp. - Class B	$(148,382)

	Biotechnology — (0.7)%
(3,529)	Amylin Pharmaceuticals, Inc.(2)	(111,340)
(1,308)	Wynn Resorts, Ltd.	(127,504)
		(238,844)
	Building Products — (1.0)%
(1,763)	Ameron International Corp.	(227,938)
(7,720)	Quanex Building Products Corp.	(118,888)
		(346,826)
	Capital Markets — (0.8)%
(10,408)	Ares Capital Corp.	(118,963)
(7,197)	Jefferies Group, Inc.	(136,671)
		(255,634)
	Commercial Banks — (0.4)%
(4,860)	PrivateBancorp, Inc.	(143,613)

	Commercial Services & Supplies — (1.9)%
(6,231)	Geo Group, Inc. (The)(2)	(149,793)
(1,936)	Huron Consulting Group, Inc.(2)	(100,982)
(2,920)	M&F Worldwide Corp.(2)	(110,814)
(3,394)	Mine Safety Appliances Co.	(112,138)
(4,917)	Team, Inc.(2)	(179,519)
		(653,246)
	Communications Equipment — (0.5)%
(9,822)	Riverbed Technology, Inc.(2)	(155,875)

	Construction & Engineering — (0.4)%
(4,238)	Quanta Services, Inc.(2)	(130,869)

	Construction Materials — (0.7)%
(2,257)	Texas Industries, Inc.	(116,687)
(1,943)	Vulcan Materials Co.	(124,721)
		(241,408)
	Diversified Financial Services — (0.6)%
(11,133)	CIT Group, Inc.	(94,408)
(257)	CME Group, Inc.	(92,553)
		(186,961)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electrical Equipment — (0.4)%
(4,273)	Baldor Electric Co.	$(145,496)

	Electronic Equipment & Instruments — (1.1)%
(10,158)	Echelon Corp.(2)	(107,167)
(1,479)	Itron, Inc.(2)	(136,556)
(5,654)	OSI Systems, Inc.(2)	(119,130)
		(362,853)
	Food & Staples Retailing — (0.5)%
(11,296)	Pantry (The), Inc.(2)	(180,623)

	Food Products — (1.1)%
(6,465)	Dean Foods Co.(2)	(137,704)
(4,615)	Hain Celestial Group, Inc.(2)	(120,636)
(5,722)	Smithfield Foods, Inc.(2)	(122,909)
		(381,249)
	Forest Products & Paper — (0.4)%
(2,224)	Weyerhaeuser Co.	(118,895)

	Health Care Equipment & Supplies — (1.0)%
(3,262)	NuVasive, Inc.(2)	(183,227)
(4,860)	Wright Medical Group, Inc.(2)	(153,041)
		(336,268)
	Hotels, Restaurants & Leisure — (0.8)%
(4,796)	Choice Hotels International, Inc.	(119,181)
(8,933)	Domino’s Pizza, Inc.(2)	(115,772)
(1,124)	Las Vegas Sands Corp.(2)	(51,164)
		(286,117)
	Household Durables — (0.4)%
(3,051)	MDC Holdings, Inc.	(126,677)

	Industrial Conglomerates — (0.7)%
(4,740)	General Electric Co.	(134,095)
(2,072)	Otter Tail Corp.	(93,944)
		(228,039)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Insurance — (0.7)%
(12,831)	Conseco, Inc.(2)	$(107,524)
(6,533)	Stewart Information Services Corp.	(114,066)
		(221,590)
	Internet & Catalog Retail — (0.3)%
(6,793)	GSI Commerce, Inc.(2)	(103,525)

	Internet Software & Services — (1.3)%
(5,022)	Akamai Technologies, Inc.(2)	(117,214)
(5,576)	DealerTrack Holdings, Inc.(2)	(86,874)
(4,010)	SAVVIS, Inc.(2)	(64,681)
(4,894)	VeriSign, Inc.(2)	(159,251)
		(428,020)
	IT Services — (0.4)%
(5,099)	Iron Mountain, Inc.(2)	(147,871)

	Machinery — (1.6)%
(19,760)	Flow International Corp.(2)	(131,602)
(2,694)	Kaydon Corp.	(127,750)
(3,434)	Pall Corp.	(138,802)
(3,912)	RBC Bearings, Inc.(2)	(130,152)
		(528,306)
	Media — (1.6)%
(2,999)	Arbitron, Inc.	(140,953)
(2,574)	John Wiley & Sons, Inc. - Class A	(116,705)
(12,640)	RCN Corp.(2)	(153,829)
(233)	Washington Post Co. (The)	(144,052)
		(555,539)
	Metals & Mining — (0.2)%
(6,326)	Titanium Metals Corp.	(71,231)

	Multi-Utilities — (0.3)%
(3,717)	NorthWestern Corp.	(92,070)

See Notes to Schedule of Portfolio Investments.

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Real Estate Investment Trusts — (2.5)%
(3,571)	Digital Realty Trust, Inc.	$(153,232)
(3,496)	General Growth Properties, Inc.	(95,825)
(4,416)	HCP, Inc.	(159,285)
(3,297)	Plum Creek Timber Co., Inc.	(160,630)
(2,239)	Taubman Centers, Inc.	(107,472)
(6,939)	UDR, Inc.	(177,222)
		(853,666)
	Real Estate Management & Development — (0.6)%
(5,283)	CB Richard Ellis Group, Inc. - Class A(2)	(74,226)
(7,195)	Forestar Real Estate Group, Inc.(2)	(130,086)
		(204,312)
	Road & Rail — (1.1)%
(3,378)	Genesee & Wyoming, Inc. - Class A(2)	(136,708)
(5,822)	Heartland Express, Inc.	(99,207)
(2,388)	Kansas City Southern(2)	(131,340)
		(367,255)
	Semiconductors & Semiconductor Equipment — (0.9)%
(5,829)	Diodes, Inc.(2)	(151,379)
(6,249)	Microsemi Corp.(2)	(162,224)
		(313,603)
	Software — (1.1)%
(3,687)	Blackboard, Inc.(2)	(147,333)
(3,362)	Electronic Arts, Inc.(2)	(145,171)
(7,756)	EPIQ Systems, Inc.(2)	(90,590)
		(383,094)
	Specialty Retail — (0.3)%
(10,389)	Asbury Automotive Group, Inc.	(102,955)

	Textiles, Apparel & Luxury Goods — (0.3)%
(7,077)	Carter’s, Inc.(2)	(116,983)

	Thrifts & Mortgage Finance — 0.0%
(817)	Guaranty Financial Group, Inc.(2)	(2,704)

See Notes to Schedule of Portfolio Investments.

Shares			Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (0.9)%
(15,004)	Aircastle, Ltd.		$(164,294)
(2,805)	GATX Corp.		(127,543)
			(291,837)

	TOTAL COMMON STOCKS SOLD SHORT
	(Proceeds $(11,018,506))		(9,846,046)

TOTAL SHORT INVESTMENTS
	(Proceeds $(11,018,506))	(29.1)%	$(9,846,046)

	TOTAL INVESTMENTS
	(Cost $33,866,993)(3)	101.2%	$34,286,556

	LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(417,442)

	NET ASSETS	100.0%	$33,869,114

*	Percentages indicated are based on net assets.
(1)	All or a portion of security pledged as collateral for securities sold short.
(2)	Non income-producing security.
(3)	Aggregate cost for federal tax purposes was $34,056,827.

Abbreviations:
FH	—	Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio (formerly, the Absolute Return Portfolio) and the Total Market Portfolio (formerly, the Total Market Long/Short Portfolio), (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“US”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). In that regard, at July 31, 2008, substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign currency contracts open as of July 31, 2008.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of July 31, 2008.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of July 31, 2008.

Futures: The Long/Short Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at July 31, 2008.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term instruments, in an amount at least equal to the current market value of the loaned securities. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. To the extent that advisory or other fees paid by State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

As of July 31, 2008, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

	Market Value of	Market Value of	% of Total Assets on
Portfolio	Loaned Securities	Collateral	Loan
Government Cash Portfolio	52,366,926	53,439,226	7.18
Core Fixed Income Portfolio	$57,645,172	$58,825,260	19.72
Strategic Equity Portfolio	5,793,127	5,923,913	5.17
Small Cap Equity Portfolio	31,169,349	31,907,042	19.25
Large Cap Value Portfolio	2,673,774	2,736,999	6.46
International Portfolio	93,189,784	97,939,250	12.54
Philadelphia International Fund	48,508,042	50,980,448	12.74
U.S. Emerging Growth Portfolio	7,950,323	8,153,029	19.82
Large Cap 100 Portfolio	6,133,319	6,272,011	4.61

Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of July 31, 2008.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2008, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $32,097,411 and $31,407,707, respectively, and cash in the amount of $24,899,067 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Exchange-traded Funds: All Portfolios may invest in shares of exchange-traded funds (“ETFs”). An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. To the extent that advisory or other fees paid by an ETF are for the same or similar services as the fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of July 31, 2008, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$2,452,231	$2,105,011	$347,220
Strategic Equity Portfolio	12,883,990	3,227,719	9,656,271
Small Cap Equity Portfolio	14,160,075	15,035,573	(875,498)
Large Cap Value Portfolio	916,697	1,158,658	(241,961)
International Portfolio	119,606,517	91,473,094	28,133,423
Philadelphia International Fund	56,906,585	44,180,895	12,725,690
U.S. Emerging Growth Portfolio	4,293,578	2,191,659	2,101,919
Large Cap 100 Portfolio	14,461,204	10,553,085	3,908,119
Large Cap Growth Portfolio	6,206,107	3,408,283	2,797,824
Long/Short Portfolio	8,039,898	3,719,759	4,320,139
Total Market Portfolio	4,147,770	3,918,041	229,729

3. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have a material effect on the net asset value, financial conditions or results of operations of the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

In March 2008, the Financial Accounting Standards board (FASB) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/23/08